UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Strategic Dividend & Income®

Fund

Annual Report

November 30, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2012	Past 1 year	Past 5 years	Life of fund A
Fidelity® Strategic Dividend & Income® Fund	16.77%	2.18%	5.98%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investors' attitude toward risk vacillated during the 12 months ending November 30, 2012, largely in rhythm with global economic and fiscal events. Markets tended to advance when the focus was on improving U.S. economic conditions, strong corporate earnings and potential solutions to the debt crisis in Europe. But markets declined when concerns about the eurozone and China's slowing economy emerged, as they did at various points during the period. Uncertainty around Election Day results and future fiscal policies also challenged the markets. Nonetheless, all four asset classes represented in the Composite index for Fidelity® Strategic Dividend & Income® Fund produced a double-digit gain for the year. The FTSE® NAREIT® Equity REITs Index led the way, rising 19.11%, as real estate industry fundamentals strengthened. Preferred stocks also performed well, with The BofA Merrill LynchSM Fixed Rate Preferred Securities Index gaining 14.34%, supported by their defensive characteristics when the markets corrected. Higher-yielding securities continued to enjoy a strong bid in the market, and the MSCI® USA High Dividend Yield Index advanced 14.31%. Meanwhile, convertible bonds staged a nice rebound from a tough 2011, as reflected in the 12.82% return of The BofA Merrill LynchSM All US Convertibles Index.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity® Strategic Dividend and Income® Fund on June 1, 2012: For the year, the fund's Retail Class shares returned 16.77%, versus 14.92% for the Fidelity Strategic Dividend and Income Composite IndexSM. Asset allocation slightly detracted from relative performance, due to a modest position in cash equivalents, where returns paled in contrast with a market producing double-digit gains. Apart from that positioning, asset allocation contributed across the four asset classes in which the fund invests. Security selection was the key driver of the fund's outperformance. All four of the subportfolios in the fund beat their respective benchmark, with security selection adding value across the board. The biggest contributions came from the preferred stock and dividend-paying equity subportfolios, while security selection in the convertible securities and REITs subportfolios also provided a meaningful boost.

_________________________________________________

Note to Shareholders: Ford O'Neil became Co-Portfolio Manager on June 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 1,084.10	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,082.60	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,079.40	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.84%
Actual		$ 1,000.00	$ 1,079.60	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Strategic Dividend and Income	.79%
Actual		$ 1,000.00	$ 1,085.90	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.05	$ 3.99
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,085.10	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	3.0
Chevron Corp.	2.2	2.4
Procter & Gamble Co.	2.1	1.9
Pfizer, Inc.	1.9	2.0
Verizon Communications, Inc.	1.8	0.0
Johnson & Johnson	1.8	1.4
Merck & Co., Inc.	1.7	1.5
The Coca-Cola Co.	1.6	1.7
Simon Property Group, Inc.	1.6	1.8
Microsoft Corp.	1.6	2.5
	18.9
Top Five Market Sectors as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.5	29.7
Consumer Staples	11.2	11.7
Health Care	10.8	9.9
Energy	10.8	9.7
Information Technology	8.3	8.8
Asset Allocation (% of fund's net assets)
As of November 30, 2012 *		As of May 31, 2012 **
	Common Stocks 63.0%		Common Stocks 63.1%
	Preferred Stocks 9.9%		Preferred Stocks 10.5%
	Convertible Bonds 11.0%		Convertible Bonds 10.3%
	Other Investments 12.0%		Other Investments 10.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Foreign investments	6.1%	** Foreign investments	6.1%

Annual Report

Investments November 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 20.4%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16	$ 860,000	$ 1,265,576
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	260,000	400,426
MGM Mirage, Inc. 4.25% 4/15/15	2,770,000	2,834,056
		3,234,482
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	1,200,000	1,371,240
TOTAL CONSUMER DISCRETIONARY		5,871,298
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	537,269
Transocean, Inc. Series C, 1.5% 12/15/37	16,050,000	16,070,063
		16,607,332
Oil, Gas & Consumable Fuels - 1.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	4,830,000	4,322,850
Chesapeake Energy Corp. 2.5% 5/15/37	8,160,000	7,342,368
Massey Energy Co. 3.25% 8/1/15	8,800,000	8,321,500
Peabody Energy Corp. 4.75% 12/15/66	11,530,000	10,485,094
Pioneer Natural Resources Co. 2.875% 1/15/38	5,080,000	9,096,375
Western Refining, Inc. 5.75% 6/15/14	4,370,000	12,544,631
		52,112,818
TOTAL ENERGY		68,720,150
HEALTH CARE - 1.8%
Biotechnology - 0.5%
Amgen, Inc. 0.375% 2/1/13	6,030,000	6,945,806
Gilead Sciences, Inc. 1.625% 5/1/16	3,780,000	6,487,425
		13,433,231
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc. 1.625% 4/15/13	18,640,000	18,699,648
Teleflex, Inc. 3.875% 8/1/17	5,130,000	6,489,450
		25,189,098
Health Care Providers & Services - 0.3%
WellPoint, Inc. 2.75% 10/15/42 (f)	7,700,000	7,969,269
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (f)	$ 2,000,000	$ 1,895,000
Medicis Pharmaceutical Corp. 1.375% 6/1/17	2,400,000	2,594,880
Mylan, Inc. 3.75% 9/15/15	1,380,000	2,905,176
		7,395,056
TOTAL HEALTH CARE		53,986,654
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13	220,000	395,384
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14	19,640,000	24,379,132
Construction & Engineering - 0.5%
MasTec, Inc.:
4% 6/15/14	5,240,000	8,092,525
4.25% 12/15/14	3,460,000	5,501,400
		13,593,925
TOTAL INDUSTRIALS		38,368,441
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.5%
InterDigital, Inc. 2.5% 3/15/16	12,820,000	13,701,375
Computers & Peripherals - 0.9%
EMC Corp. 1.75% 12/1/13	4,110,000	6,452,289
SanDisk Corp.:
1% 5/15/13	4,730,000	4,703,985
1.5% 8/15/17	14,510,000	16,133,379
		27,289,653
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	1,530,000	1,311,975
2.25% 6/1/42 (f)	1,300,000	1,234,480
		2,546,455
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	550,000	638,344
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	$ 5,950,000	$ 6,530,125
Semiconductors & Semiconductor Equipment - 0.8%
GT Advanced Technologies, Inc. 3% 10/1/17	6,965,000	5,328,225
Intel Corp. 3.25% 8/1/39	7,420,000	8,542,646
Linear Technology Corp. 3% 5/1/27	1,820,000	1,888,341
Micron Technology, Inc. 3.125% 5/1/32 (f)	9,680,000	9,026,600
		24,785,812
Software - 1.0%
Electronic Arts, Inc. 0.75% 7/15/16	3,090,000	2,844,731
Microsoft Corp. 0% 6/15/13 (f)	13,650,000	13,735,313
Nuance Communications, Inc. 2.75% 11/1/31	9,830,000	10,776,138
Symantec Corp. 1% 6/15/13	410,000	446,080
		27,802,262
TOTAL INFORMATION TECHNOLOGY		103,294,026
MATERIALS - 1.5%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,600,000	6,509,580
Metals & Mining - 1.0%
Goldcorp, Inc. 2% 8/1/14	8,980,000	10,192,300
Newmont Mining Corp.:
1.25% 7/15/14	6,300,000	7,619,063
1.625% 7/15/17	5,240,000	6,838,200
Royal Gold, Inc. 2.875% 6/15/19	2,180,000	2,423,888
Stillwater Mining Co. 1.75% 10/15/32	1,800,000	1,965,654
		29,039,105
Paper & Forest Products - 0.3%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,716,894
4.5% 8/15/15	3,660,000	5,560,913
		7,277,807
TOTAL MATERIALS		42,826,492
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16	$ 1,040,000	$ 1,322,750
Wireless Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	12,020,000	11,479,100
TOTAL TELECOMMUNICATION SERVICES		12,801,850
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 5.5% 6/15/29	270,000	480,951
TOTAL CONVERTIBLE BONDS		326,349,862
Nonconvertible Bonds - 9.4%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (f)	1,125,000	1,147,500
ServiceMaster Co. 8% 2/15/20	105,000	106,838
		1,254,338
Hotels, Restaurants & Leisure - 0.4%
ClubCorp Club Operations, Inc. 10% 12/1/18	660,000	730,950
FelCor Lodging LP 10% 10/1/14	2,299,000	2,603,618
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	4,120,769
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,408,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	450,000	496,688
		11,360,025
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	3,000,000	3,060,000
Media - 0.6%
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	150,000	154,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,360,413
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	6,400,000	6,960,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	$ 435,000	$ 445,875
WMG Acquisition Corp. 11.5% 10/1/18	1,340,000	1,510,850
		16,431,263
TOTAL CONSUMER DISCRETIONARY		32,105,626
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	3,165,000	3,346,988
Rite Aid Corp. 9.5% 6/15/17	10,165,000	10,431,831
Tops Markets LLC 10.125% 10/15/15	6,135,000	6,441,750
		20,220,569
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	5,017,000	5,368,190
Alpha Natural Resources, Inc. 6% 6/1/19	5,985,000	5,311,688
Forest Oil Corp. 7.25% 6/15/19	1,775,000	1,770,563
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,613,675
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	7,959,600
		25,023,716
FINANCIALS - 5.4%
Capital Markets - 0.3%
Chase Capital II 0.8128% 2/1/27 (h)	9,900,000	7,748,077
JPMorgan Chase Capital XXIII 1.31% 5/15/77 (h)	2,500,000	1,845,178
Lehman Brothers Holdings, Inc. 1.1415% (d)(h)	1,000,000	0
		9,593,255
Commercial Banks - 2.3%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	2,007,500
Corestates Capital II 0.9903% 1/15/27 (f)(h)	3,000,000	2,478,402
Corestates Capital III 0.88% 2/15/27 (f)(h)	3,960,000	3,247,200
First Maryland Capital I 1.3403% 1/15/27 (h)	2,500,000	2,021,038
First Maryland Capital II 1.1628% 2/1/27 (h)	4,100,000	3,241,866
JPMorgan Chase Capital XXI 1.2628% 1/15/87 (h)	12,500,000	9,331,913
PNC Capital Trust C 0.9883% 6/1/28 (h)	9,000,000	7,433,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
PNC Preferred Funding Trust III 8.7% (f)(g)(h)	$ 4,315,000	$ 4,356,079
Wachovia Capital Trust II 0.8403% 1/15/27 (h)	32,014,000	26,251,480
Wells Fargo Capital II 0.8133% 1/30/27 (h)	5,930,000	4,899,040
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,012,500
		66,280,631
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16	4,500,000	4,511,250
GMAC LLC 8% 11/1/31	3,900,000	4,933,500
		9,444,750
Diversified Financial Services - 2.5%
Central Fidelity Capital Trust I 1.3403% 4/15/27 (h)	2,500,000	2,063,980
CIT Group, Inc. 6.625% 4/1/18 (f)	1,950,000	2,184,000
General Electric Capital Corp.:
6.25% (g)(h)	5,000,000	5,387,500
7.125% (g)(h)	10,000,000	11,250,000
Goldman Sachs Capital II 4% (g)(h)	20,953,000	16,260,576
Goldman Sachs Capital III 4% (g)(h)	18,715,000	14,422,528
ILFC E-Capital Trust I 4.519% 12/21/65 (f)(h)	16,945,000	11,522,600
JPMorgan Chase Capital XIII 1.3123% 9/30/34 (h)	2,750,000	2,149,725
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,729,772
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)	2,570,000	2,711,350
		73,682,031
TOTAL FINANCIALS		159,000,667
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,360,000	1,448,400
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.2%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(h)	5,623,000	5,763,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20	$ 705,000	$ 820,692
8.625% 9/15/15	5,000,000	5,550,000
8.875% 9/1/17	3,000,000	3,480,000
		9,850,692
TOTAL INDUSTRIALS		15,614,267
MATERIALS - 0.3%
Metals & Mining - 0.1%
New Gold, Inc. 6.25% 11/15/22 (f)	1,680,000	1,722,000
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18	6,686,000	7,638,755
TOTAL MATERIALS		9,360,755
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.875% 11/15/28	3,015,000	3,105,450
Wireless Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,670,000	2,816,850
Sprint Nextel Corp.:
6% 12/1/16	4,660,000	5,056,100
7% 8/15/20	1,500,000	1,616,250
		9,489,200
TOTAL TELECOMMUNICATION SERVICES		12,594,650
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (f)	845,000	874,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 3,240,000
TOTAL UTILITIES		4,114,575
TOTAL NONCONVERTIBLE BONDS		279,483,225
TOTAL CORPORATE BONDS (Cost $586,440,769)		605,833,087
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.12% 12/20/12 (Cost $449,971)	450,000	449,984
Common Stocks - 63.0%
	Shares
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	246,600	4,446,198
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	77,600	2,324,120
Cedar Fair LP (depository unit)	124,800	4,122,144
Darden Restaurants, Inc.	88,300	4,669,304
Las Vegas Sands Corp.	32,400	1,511,460
McDonald's Corp.	259,900	22,621,696
Wyndham Worldwide Corp.	33,800	1,659,242
		36,907,966
Household Durables - 0.1%
Whirlpool Corp.	22,200	2,260,848
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	145,900	2,019,256
Comcast Corp. Class A	314,100	11,678,238
Time Warner Cable, Inc.	118,100	11,206,509
Time Warner, Inc.	309,900	14,658,270
		39,562,273
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Foot Locker, Inc.	78,400	$ 2,809,856
Home Depot, Inc.	227,000	14,770,890
Lowe's Companies, Inc.	144,900	5,229,441
		22,810,187
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,067,278
TOTAL CONSUMER DISCRETIONARY		112,054,750
CONSUMER STAPLES - 10.4%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	80,800	7,107,976
Diageo PLC sponsored ADR	48,300	5,775,231
Dr. Pepper Snapple Group, Inc.	135,800	6,090,630
PepsiCo, Inc.	519,000	36,438,990
SABMiller PLC	61,500	2,785,999
The Coca-Cola Co.	1,284,300	48,700,656
		106,899,482
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	521,100	37,529,622
Food Products - 0.9%
Danone SA	45,600	2,892,605
Ingredion, Inc.	25,000	1,623,750
Kellogg Co.	143,300	7,947,418
Mondelez International, Inc. (a)	518,600	13,426,554
		25,890,327
Household Products - 2.7%
Colgate-Palmolive Co.	63,100	6,846,350
Procter & Gamble Co.	915,458	63,926,432
Reckitt Benckiser Group PLC	121,100	7,615,299
Spectrum Brands Holdings, Inc.	37,300	1,784,059
		80,172,140
Tobacco - 2.0%
Altria Group, Inc.	105,900	3,580,479
British American Tobacco PLC sponsored ADR	57,700	6,083,311
Imperial Tobacco Group PLC	51,781	2,071,534
KT&G Corp.	18,812	1,489,320
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	45,300	$ 5,488,548
Philip Morris International, Inc.	456,318	41,013,862
		59,727,054
TOTAL CONSUMER STAPLES		310,218,625
ENERGY - 7.6%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	145,600	8,478,288
Oil, Gas & Consumable Fuels - 7.3%
ARC Resources Ltd. (e)	61,800	1,547,877
Atlas Pipeline Partners LP	112,600	3,714,674
Chevron Corp.	618,500	65,369,265
ConocoPhillips	410,200	23,356,788
ENI SpA sponsored ADR	96,500	4,576,995
Enterprise Products Partners LP	44,300	2,296,069
EQT Corp.	92,700	5,567,562
EV Energy Partners LP	59,900	3,635,930
Exxon Mobil Corp.	883,700	77,889,305
Marathon Petroleum Corp.	63,450	3,777,813
Markwest Energy Partners LP	30,400	1,571,072
Murphy Oil Corp.	52,800	2,995,872
Northern Tier Energy LP Class A	57,900	1,349,070
PetroBakken Energy Ltd. Class A	51,700	558,455
Royal Dutch Shell PLC Class A sponsored ADR	165,200	11,063,444
Southcross Energy Partners LP	47,900	1,124,692
The Williams Companies, Inc.	195,300	6,413,652
		216,808,535
TOTAL ENERGY		225,286,823
FINANCIALS - 17.0%
Capital Markets - 0.4%
BlackRock, Inc. Class A	49,400	9,733,776
The Blackstone Group LP	200,200	2,940,938
		12,674,714
Commercial Banks - 1.2%
Australia & New Zealand Banking Group Ltd.	1,469	37,345
BB&T Corp.	72,500	2,042,325
City National Corp.	32,900	1,601,901
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	99,100	$ 2,932,369
Commerce Bancshares, Inc.	45,675	1,634,252
FirstMerit Corp.	236,600	3,331,328
Huntington Bancshares, Inc.	262,300	1,613,145
M&T Bank Corp.	93,700	9,157,301
U.S. Bancorp	130,000	4,193,800
UMB Financial Corp.	29,000	1,229,020
Wells Fargo & Co.	199,900	6,598,699
		34,371,485
Diversified Financial Services - 0.0%
NYSE Euronext	60,800	1,419,680
Insurance - 2.1%
ACE Ltd.	48,300	3,826,809
AFLAC, Inc.	145,800	7,725,942
Allied World Assurance Co. Holdings Ltd.	24,700	2,004,899
Axis Capital Holdings Ltd.	151,600	5,453,052
Direct Line Insurance Grup PLC	250,000	812,090
MetLife, Inc.	418,700	13,896,653
MetLife, Inc. unit	265,500	11,801,475
Prudential Financial, Inc.	205,000	10,684,600
The Travelers Companies, Inc.	101,600	7,195,312
		63,400,832
Real Estate Investment Trusts - 13.1%
Acadia Realty Trust (SBI)	242,777	6,025,725
Apartment Investment & Management Co. Class A	155,570	3,900,140
AvalonBay Communities, Inc.	49,248	6,490,394
Boston Properties, Inc.	150,896	15,486,456
Camden Property Trust (SBI)	233,062	15,312,173
CBL & Associates Properties, Inc.	626,354	14,099,229
Cedar Shopping Centers, Inc.	528,793	2,866,058
Chesapeake Lodging Trust	397,751	7,505,561
Cousins Properties, Inc.	225,640	1,852,504
DCT Industrial Trust, Inc.	624,100	3,900,625
Douglas Emmett, Inc.	399,001	9,061,313
Education Realty Trust, Inc.	927,330	9,560,772
Equity One, Inc.	428,848	8,864,288
Equity Residential (SBI)	142,217	7,894,466
Essex Property Trust, Inc.	102,202	14,358,359
Excel Trust, Inc.	84,777	1,008,846
First Potomac Realty Trust	129,400	1,517,862
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	344,756	$ 6,677,924
Glimcher Realty Trust	480,743	5,153,565
HCP, Inc.	322,039	14,507,857
Health Care REIT, Inc.	88,496	5,211,529
Highwoods Properties, Inc. (SBI)	302,048	9,738,028
Home Properties, Inc.	150,417	8,858,057
Host Hotels & Resorts, Inc.	526,523	7,734,623
Kimco Realty Corp.	223,419	4,303,050
Kite Realty Group Trust	404,434	2,159,678
Lexington Corporate Properties Trust	530,200	5,084,618
National Retail Properties, Inc.	324,462	9,967,473
Prologis, Inc.	731,071	24,812,550
Public Storage	179,409	25,232,082
Retail Properties America, Inc.	214,400	2,632,832
Sabra Health Care REIT, Inc.	199,143	4,321,403
Simon Property Group, Inc.	314,115	47,786,315
SL Green Realty Corp.	226,423	17,067,766
Sovran Self Storage, Inc.	45,149	2,789,757
Stag Industrial, Inc.	183,500	3,458,975
Sun Communities, Inc.	72,592	2,802,051
Sunstone Hotel Investors, Inc. (a)	769,262	7,938,784
Tanger Factory Outlet Centers, Inc.	65,200	2,143,776
Ventas, Inc.	488,741	31,108,365
Vornado Realty Trust	99,514	7,605,855
		388,801,684
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	185,014	3,502,315
Forest City Enterprises, Inc. Class A (a)	117,900	1,774,395
		5,276,710
TOTAL FINANCIALS		505,945,105
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	129,900	11,535,120
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	153,200	10,152,564
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	182,438	4,663,115
Cardinal Health, Inc.	36,700	1,484,515
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	249,510	$ 5,643,916
Quest Diagnostics, Inc.	49,600	2,865,888
UnitedHealth Group, Inc.	52,000	2,828,280
		17,485,714
Pharmaceuticals - 7.2%
Abbott Laboratories	192,400	12,506,000
Eli Lilly & Co.	392,700	19,258,008
GlaxoSmithKline PLC sponsored ADR	184,350	7,928,894
Johnson & Johnson	778,044	54,253,008
Merck & Co., Inc.	1,117,890	49,522,527
Pfizer, Inc.	2,233,300	55,877,166
Roche Holding AG sponsored ADR	160,600	7,903,126
Sanofi SA sponsored ADR	162,200	7,237,364
		214,486,093
TOTAL HEALTH CARE		253,659,491
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	117,300	7,194,009
Raytheon Co.	142,500	8,141,025
The Boeing Co.	98,500	7,316,580
United Technologies Corp.	35,300	2,827,883
		25,479,497
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	198,000	14,475,780
Commercial Services & Supplies - 0.4%
Corrections Corp. of America	82,700	2,803,530
Covanta Holding Corp.	77,200	1,457,536
Republic Services, Inc.	88,100	2,508,207
Steelcase, Inc. Class A	150,200	1,748,328
Waste Management, Inc.	123,100	4,009,367
		12,526,968
Industrial Conglomerates - 1.1%
3M Co.	226,900	20,636,555
General Electric Co.	635,653	13,431,348
		34,067,903
Machinery - 0.4%
Cummins, Inc.	17,300	1,698,168
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	121,600	$ 7,486,912
Stanley Black & Decker, Inc.	42,700	3,070,557
		12,255,637
Road & Rail - 0.1%
Norfolk Southern Corp.	53,700	3,242,406
TOTAL INDUSTRIALS		102,048,191
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,624,900	30,726,859
Motorola Solutions, Inc.	75,200	4,094,640
		34,821,499
Computers & Peripherals - 0.0%
Dell, Inc.	146,000	1,407,440
IT Services - 0.8%
Accenture PLC Class A	128,000	8,693,760
Automatic Data Processing, Inc.	119,700	6,794,172
Paychex, Inc.	283,000	9,208,820
		24,696,752
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	227,000	9,216,200
Intel Corp.	612,800	11,992,496
Linear Technology Corp.	135,100	4,483,969
Maxim Integrated Products, Inc.	146,100	4,264,659
Texas Instruments, Inc.	106,100	3,126,767
		33,084,091
Software - 1.7%
Activision Blizzard, Inc.	252,000	2,882,880
Microsoft Corp.	1,743,400	46,409,308
		49,292,188
TOTAL INFORMATION TECHNOLOGY		143,301,970
MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	34,800	2,886,312
E.I. du Pont de Nemours & Co.	307,300	13,256,922
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	46,100	$ 2,805,185
LyondellBasell Industries NV Class A	149,600	7,439,608
		26,388,027
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	209,800	8,184,298
Paper & Forest Products - 0.2%
International Paper Co.	158,100	5,871,834
TOTAL MATERIALS		40,444,159
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,232,200	54,364,664
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	4,003,000	10,326,281
Vodafone Group PLC sponsored ADR	160,400	4,138,320
		14,464,601
TOTAL TELECOMMUNICATION SERVICES		68,829,265
UTILITIES - 3.8%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	184,100	7,851,865
Edison International	268,600	12,215,928
FirstEnergy Corp.	272,800	11,583,088
NextEra Energy, Inc.	263,300	18,091,343
Northeast Utilities	334,500	12,958,530
Pepco Holdings, Inc.	221,000	4,362,540
Pinnacle West Capital Corp.	50,000	2,573,000
PPL Corp.	203,192	5,963,685
Southern Co.	265,400	11,558,170
		87,158,149
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	252,700	4,985,771
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	235,800	$ 9,656,010
Sempra Energy	164,400	11,248,248
		25,890,029
TOTAL UTILITIES		113,048,178
TOTAL COMMON STOCKS (Cost $1,733,302,121)		1,874,836,557
Preferred Stocks - 9.9%

Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Co. 4.75%	393,384	15,920,250
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,644	3,903,635
TOTAL CONSUMER DISCRETIONARY		19,823,885
FINANCIALS - 0.7%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,264,494
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,122,840
Diversified Financial Services - 0.3%
Bank of America Corp. Series L, 7.25%	6,960	7,746,480
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	3,333,606
TOTAL FINANCIALS		22,467,420
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	2,459,214
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	9,908	10,366,245
TOTAL HEALTH CARE		12,825,459
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	126,800	$ 6,938,496
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	107,500	5,673,979
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 5.00%	11,800	1,299,298
TOTAL INDUSTRIALS		13,911,773
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.:
5.889%	174,400	8,711,280
7.00%	29,000	1,551,500
Series E, 5.599%	37,000	1,852,220
PPL Corp. 8.75%	173,400	9,406,950
		21,521,950
TOTAL CONVERTIBLE PREFERRED STOCKS		90,550,487
Nonconvertible Preferred Stocks - 6.9%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,926,875
FINANCIALS - 6.1%
Capital Markets - 0.6%
Affiliated Managers Group, Inc.:
5.25%	100,000	2,515,000
6.375%	87,150	2,227,554
Goldman Sachs Group, Inc.:
5.95% (a)	65,219	1,613,518
Series C, 4.9931%	40,000	850,800
Series D 4.00%	361,960	7,539,627
Morgan Stanley Capital I Trust 6.60%	140,000	3,505,600
		18,252,099
Commercial Banks - 1.2%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,175,280
Series 4, 7.75%	247,800	6,244,560
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC: - continued
Series 5, 8.125%	25,000	$ 639,250
First Tennessee Bank NA, Memphis 3.90% (f)	8,500	5,780,000
HSBC Holdings PLC Series B, 8.00%	45,400	1,257,580
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,492,800
U.S. Bancorp Series A, 3.50%	21,960	18,885,600
		35,475,070
Consumer Finance - 1.5%
Ally Financial, Inc. 7.00% (f)	44,758	43,303,365
HSBC USA, Inc. Series H, 6.50%	100,000	2,555,000
		45,858,365
Diversified Financial Services - 1.7%
Bank of America Corp.:
Series 4, 4.00%	80,000	1,755,200
Series D, 6.204%	45,000	1,116,000
Series H, 8.20%	493,015	12,547,232
Citigroup Capital VIII 6.95%	136,811	3,483,208
General Electric Capital Corp.:
4.875% (a)	140,000	3,500,000
6.05%	40,000	1,030,400
GMAC Capital Trust I Series 2, 8.125%	825,698	21,509,433
JPMorgan Chase Capital XXIX 6.70%	155,000	4,008,300
		48,949,773
Insurance - 0.4%
AFLAC, Inc. 5.50%	120,000	3,025,200
Hartford Financial Services Group, Inc. 7.875%	100,000	2,787,000
MetLife, Inc. Series B, 6.50%	241,000	6,082,840
		11,895,040
Real Estate Investment Trusts - 0.7%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,331,000
Health Care REIT, Inc. Series J, 6.50%	12,000	320,520
Hersha Hospitality Trust Series B, 8.00%	48,200	1,259,948
Hospitality Properties Trust Series D, 7.125%	60,000	1,578,600
Kimco Realty Corp. Series K, 5.625% (a)	120,000	3,000,000
Public Storage:
Series T, 5.75%	44,000	1,162,040
Series V, 5.375% (a)	200,000	5,114,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. Series I, 6.50%	60,000	$ 1,516,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,863,571
		21,146,479
TOTAL FINANCIALS		181,576,826
UTILITIES - 0.7%
Electric Utilities - 0.7%
Duquesne Light Co. 6.50%	141,050	7,123,025
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	160,000	4,000,000
Southern California Edison Co.:
6.125%	35,000	3,526,250
Series C, 6.00%	42,500	4,285,862
Series D, 6.50%	12,500	1,317,188
		20,252,325
TOTAL NONCONVERTIBLE PREFERRED STOCKS		204,756,026
TOTAL PREFERRED STOCKS (Cost $276,864,845)		295,306,513
Floating Rate Loans - 0.4%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon USA Energy, Inc. Tranche B, term loan 10% 11/13/18 (h)	$ 45,887	46,117
Alon USA Partners LP term loan 9.25% 11/13/18 (h)	397,222	393,250
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	2,300,000	2,259,750
		2,699,117
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2LN, term loan 9% 5/24/19 (h)	3,000,637	3,083,154
Floating Rate Loans - continued
	Principal Amount	Value
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	$ 6,303,325	$ 6,413,633
TOTAL FLOATING RATE LOANS (Cost $12,074,368)		12,195,904
Preferred Securities - 2.2%

FINANCIALS - 2.2%
Commercial Banks - 1.4%
PNC Financial Services Group, Inc. 6.75% (g)(h)	1,500,000	1,724,817
PNC Preferred Funding Trust I 2.0388% (f)(g)(h)	23,450,000	19,916,384
SunTrust Preferred Capital I 4% 12/15/49 (h)	3,866,000	3,142,909
USB Capital IX 3.5% (g)(h)	18,125,000	16,304,696
		41,088,806
Diversified Financial Services - 0.8%
Bank of America Corp. 8% (g)(h)	460,000	518,400
JPMorgan Chase & Co. 7.9% (g)(h)	6,250,000	7,185,665
PNC Preferred Funding Trust II 1.6113% (f)(g)(h)	12,486,000	10,780,564
Wachovia Capital Trust III 5.5698% (g)(h)	5,591,000	5,601,696
		24,086,325
TOTAL PREFERRED SECURITIES (Cost $58,048,756)		65,175,131
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	156,080,395	$ 156,080,395
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,824,621	1,824,621
TOTAL MONEY MARKET FUNDS (Cost $157,905,016)		157,905,016
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,825,085,846)		3,011,702,192
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(36,650,112)
NET ASSETS - 100%		$ 2,975,052,080
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,495,970 or 7.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,804
Fidelity Securities Lending Cash Central Fund	83,744
Total	$ 293,548
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,878,635	$ 127,975,000	$ 3,903,635	$ -
Consumer Staples	313,145,500	310,218,625	2,926,875	-
Energy	225,286,823	225,286,823	-	-
Financials	709,989,351	638,006,411	71,982,940	-
Health Care	266,484,950	256,118,705	10,366,245	-
Industrials	115,959,964	110,285,985	5,673,979	-
Information Technology	143,301,970	143,301,970	-	-
Materials	40,444,159	40,444,159	-	-
Telecommunication Services	68,829,265	58,502,984	10,326,281	-
Utilities	154,822,453	114,599,678	40,222,775	-
Corporate Bonds	605,833,087	-	605,833,087	-
U.S. Government and Government Agency Obligations	449,984	-	449,984	-
Floating Rate Loans	12,195,904	-	12,195,904	-
Preferred Securities	65,175,131	-	65,175,131	-
Money Market Funds	157,905,016	157,905,016	-	-
Total Investments in Securities:	$ 3,011,702,192	$ 2,182,645,356	$ 829,056,836	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	3.2%
BBB	6.6%
BB	5.4%
B	5.1%
CCC,CC,C	0.9%
Not Rated	1.8%
Equities	72.9%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012

Assets
Investment in securities, at value (including securities loaned of $1,749,667) - See accompanying schedule: Unaffiliated issuers (cost $2,667,180,830)	$ 2,853,797,176
Fidelity Central Funds (cost $157,905,016)	157,905,016
Total Investments (cost $2,825,085,846)		$ 3,011,702,192
Cash		249,963
Receivable for investments sold		35,875,849
Receivable for fund shares sold		8,669,824
Dividends receivable		8,456,649
Interest receivable		6,775,141
Distributions receivable from Fidelity Central Funds		28,322
Prepaid expenses		10,169
Other receivables		20,991
Total assets		3,071,789,100

Liabilities
Payable for investments purchased	$ 83,777,867
Payable for fund shares redeemed	8,739,142
Accrued management fee	1,359,649
Distribution and service plan fees payable	250,072
Other affiliated payables	549,518
Other payables and accrued expenses	236,151
Collateral on securities loaned, at value	1,824,621
Total liabilities		96,737,020

Net Assets		$ 2,975,052,080
Net Assets consist of:
Paid in capital		$ 2,911,524,710
Undistributed net investment income		14,082,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(137,172,601)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,617,614
Net Assets		$ 2,975,052,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($353,725,874 ÷ 28,890,945 shares)	$ 12.24

Maximum offering price per share (100/94.25 of $12.24)	$ 12.99
Class T: Net Asset Value and redemption price per share ($123,394,579 ÷ 10,082,878 shares)	$ 12.24

Maximum offering price per share (100/96.50 of $12.24)	$ 12.68
Class B: Net Asset Value and offering price per share ($13,962,001 ÷ 1,142,611 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($140,428,417 ÷ 11,506,887 shares)A	$ 12.20

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,190,088,556÷ 178,066,839 shares)	$ 12.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,452,653 ÷ 12,496,161 shares)	$ 12.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2012

Investment Income
Dividends		$ 67,138,204
Interest		20,770,133
Income from Fidelity Central Funds		293,548
Total income		88,201,885

Expenses
Management fee	$ 13,281,368
Transfer agent fees	4,873,140
Distribution and service plan fees	2,331,888
Accounting and security lending fees	714,997
Custodian fees and expenses	66,995
Independent trustees' compensation	8,090
Registration fees	448,758
Audit	64,347
Legal	5,673
Miscellaneous	12,553
Total expenses before reductions	21,807,809
Expense reductions	(64,839)	21,742,970
Net investment income (loss)		66,458,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,330,607
Investment not meeting investment restrictions	22,376
Foreign currency transactions	(67,221)
Futures contracts	2,366,889
Total net realized gain (loss)		97,652,651
Change in net unrealized appreciation (depreciation) on: Investment securities	161,590,677
Assets and liabilities in foreign currencies	2,323
Futures contracts	(729,293)
Total change in net unrealized appreciation (depreciation)		160,863,707
Net gain (loss)		258,516,358
Net increase (decrease) in net assets resulting from operations		$ 324,975,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,458,915	$ 28,744,067
Net realized gain (loss)	97,652,651	(204,795)
Change in net unrealized appreciation (depreciation)	160,863,707	47,749,402
Net increase (decrease) in net assets resulting from operations	324,975,273	76,288,674
Distributions to shareholders from net investment income	(58,382,786)	(27,801,821)
Share transactions - net increase (decrease)	1,260,938,289	643,900,038
Total increase (decrease) in net assets	1,527,530,776	692,386,891

Net Assets
Beginning of period	1,447,521,304	755,134,413
End of period (including undistributed net investment income of $14,082,357 and undistributed net investment income of $6,866,560, respectively)	$ 2,975,052,080	$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Income from Investment Operations
Net investment income (loss) C	.31	.30	.23 F	.23	.23
Net realized and unrealized gain (loss)	1.45	.55	1.05	2.25	(5.77)
Total from investment operations	1.76	.85	1.28	2.48	(5.54)
Distributions from net investment income	(.29)	(.31)	(.18)	(.22)	(.26)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.29)	(.31)	(.18)	(.22)	(.87)
Net asset value, end of period	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Total Return A,B	16.47%	8.30%	14.16%	37.12%	(44.44)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of fee waivers, if any	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of all reductions	1.09%	1.14%	1.16%	1.21%	1.11%
Net investment income (loss)	2.60%	2.76%	2.38% F	3.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,726	$ 125,190	$ 77,340	$ 74,580	$ 70,691
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Income from Investment Operations
Net investment income (loss) C	.28	.27	.21 F	.21	.20
Net realized and unrealized gain (loss)	1.44	.56	1.05	2.25	(5.75)
Total from investment operations	1.72	.83	1.26	2.46	(5.55)
Distributions from net investment income	(.25)	(.28)	(.16)	(.21)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.25)	(.28)	(.16)	(.21)	(.84)
Net asset value, end of period	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Total Return A,B	16.16%	8.14%	13.92%	36.63%	(44.51)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of fee waivers, if any	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of all reductions	1.35%	1.37%	1.39%	1.45%	1.35%
Net investment income (loss)	2.34%	2.52%	2.16% F	2.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,395	$ 78,994	$ 59,931	$ 60,134	$ 58,677
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.21	.21	.16 F	.17	.14
Net realized and unrealized gain (loss)	1.45	.55	1.05	2.25	(5.75)
Total from investment operations	1.66	.76	1.21	2.42	(5.61)
Distributions from net investment income	(.19)	(.21)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.19)	(.21)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Total Return A,B	15.51%	7.48%	13.31%	36.06%	(44.88)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of fee waivers, if any	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of all reductions	1.91%	1.92%	1.94%	1.98%	1.91%
Net investment income (loss)	1.78%	1.97%	1.60% F	2.31%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,962	$ 12,754	$ 15,442	$ 16,098	$ 15,375
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.22	.22	.16 F	.18	.14
Net realized and unrealized gain (loss)	1.44	.55	1.05	2.25	(5.75)
Total from investment operations	1.66	.77	1.21	2.43	(5.61)
Distributions from net investment income	(.21)	(.23)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.21)	(.23)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Total Return A,B	15.54%	7.54%	13.33%	36.15%	(44.87)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of fee waivers, if any	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of all reductions	1.84%	1.87%	1.91%	1.96%	1.88%
Net investment income (loss)	1.85%	2.02%	1.63% F	2.33%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,428	$ 59,464	$ 39,889	$ 39,920	$ 42,499
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Income from Investment Operations
Net investment income (loss) B	.34	.33	.27 E	.26	.26
Net realized and unrealized gain (loss)	1.45	.56	1.05	2.25	(5.78)
Total from investment operations	1.79	.89	1.32	2.51	(5.52)
Distributions from net investment income	(.31)	(.34)	(.21)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.31)	(.34)	(.21)	(.25)	(.91)
Net asset value, end of period	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Total Return A	16.77%	8.69%	14.57%	37.37%	(44.24)%
Ratios to Average Net Assets C,F
Expenses before reductions	.81%	.84%	.86%	.93%	.81%
Expenses net of fee waivers, if any	.81%	.84%	.86%	.93%	.81%
Expenses net of all reductions	.80%	.84%	.86%	.92%	.81%
Net investment income (loss)	2.89%	3.06%	2.68% E	3.36%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340
Portfolio turnover rate D	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Income from Investment Operations
Net investment income (loss) B	.34	.33	.27 E	.25	.26
Net realized and unrealized gain (loss)	1.46	.55	1.06	2.26	(5.77)
Total from investment operations	1.80	.88	1.33	2.51	(5.51)
Distributions from net investment income	(.32)	(.34)	(.22)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.32)	(.34)	(.22)	(.25)	(.91)
Net asset value, end of period	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Total Return A	16.83%	8.61%	14.61%	37.44%	(44.23)%
Ratios to Average Net Assets C,F
Expenses before reductions	.81%	.83%	.83%	.91%	.83%
Expenses net of fee waivers, if any	.81%	.83%	.83%	.91%	.83%
Expenses net of all reductions	.81%	.82%	.83%	.91%	.83%
Net investment income (loss)	2.88%	3.07%	2.71% E	3.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,453	$ 32,356	$ 19,705	$ 16,397	$ 18,141
Portfolio turnover rate D	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2012

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of November 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, futures transactions, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 240,521,173
Gross unrealized depreciation	(56,122,306)
Net unrealized appreciation (depreciation) on securities and other investments	$ 184,398,867
Tax Cost	$ 2,827,303,325

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,240,074
Capital loss carryforward	$ (133,567,493)
Net unrealized appreciation (depreciation)	$ 184,400,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	(132,525,473)
2019	(1,042,020)
Total capital loss carryforward	$ (133,567,493)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2012	November 30, 2011
Ordinary Income	$ 58,382,786	$ 27,801,821

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period, the Fund recognized net realized gain (loss) of $2,366,889 and a change in net unrealized appreciation (depreciation) of $(729,293) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,315,974,271 and $1,107,011,664, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 620,165	$ 36,334
Class T	.25%	.25%	518,794	2,015
Class B	.75%	.25%	140,161	105,317
Class C	.75%	.25%	1,052,768	435,904
			$ 2,331,888	$ 579,570

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 430,234
Class T	68,324
Class B*	17,376
Class C*	17,078
$ 533,012

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 583,903.23
Class T	249,632.24
Class B	42,595.30
Class C	250,222.24
Strategic Dividend and Income	3,542,369.20
Institutional Class	204,419.20
	$ 4,873,140

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,117 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,704 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $83,744. During the period, there were no securities loaned to FCM.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,643 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $196.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2012	2011
From net investment income
Class A	$ 5,694,746	$ 2,587,613
Class T	2,191,209	1,704,694
Class B	221,175	280,877
Class C	1,765,285	1,020,378
Strategic Dividend and Income	46,042,179	21,465,836
Institutional Class	2,468,192	742,423
Total	$ 58,382,786	$ 27,801,821

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2012	2011	2012	2011
Class A
Shares sold	21,215,243	6,370,733	$ 249,241,343	$ 68,969,904
Reinvestment of distributions	402,804	204,832	4,728,371	2,192,524
Shares redeemed	(4,345,902)	(2,516,846)	(51,525,276)	(27,167,536)
Net increase (decrease)	17,272,145	4,058,719	$ 202,444,438	$ 43,994,892
Class T
Shares sold	4,187,256	2,579,895	$ 49,247,460	$ 28,319,919
Reinvestment of distributions	167,848	139,144	1,952,936	1,487,091
Shares redeemed	(1,607,633)	(1,246,104)	(19,046,448)	(13,509,244)
Net increase (decrease)	2,747,471	1,472,935	$ 32,153,948	$ 16,297,766
Class B
Shares sold	345,414	243,843	$ 3,980,028	$ 2,694,364
Reinvestment of distributions	15,998	21,552	184,295	228,996
Shares redeemed	(405,263)	(593,164)	(4,735,580)	(6,445,266)
Net increase (decrease)	(43,851)	(327,769)	$ (571,257)	$ (3,521,906)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2012	2011	2012	2011
Class C
Shares sold	7,747,195	2,565,526	$ 90,662,898	$ 27,603,949
Reinvestment of distributions	123,791	79,045	1,445,283	845,026
Shares redeemed	(1,896,034)	(1,020,386)	(22,335,151)	(11,057,139)
Net increase (decrease)	5,974,952	1,624,185	$ 69,773,030	$ 17,391,836
Strategic Dividend and Income
Shares sold	116,328,586	77,518,553	$ 1,362,994,048	$ 830,288,118
Reinvestment of distributions	3,588,133	1,785,084	42,115,378	19,078,089
Shares redeemed	(47,124,625)	(26,893,398)	(559,602,248)	(291,523,663)
Net increase (decrease)	72,792,094	52,410,239	$ 845,507,178	$ 557,842,544
Institutional Class
Shares sold	12,936,377	2,029,007	$ 151,680,912	$ 21,927,808
Reinvestment of distributions	130,170	53,967	1,540,732	579,663
Shares redeemed	(3,565,221)	(1,009,445)	(41,590,692)	(10,612,565)
Net increase (decrease)	9,501,326	1,073,529	$ 111,630,952	$ 11,894,906

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 15, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affliliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 454 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Strategic Dividend & Income Fund designates 15%, 84%, 84%, and 83% of the dividends distributed in December 2011, April 2012, July 2012 and October 2012, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Strategic Dividend & Income Fund designates 36%, 92%, 92%, and 92% of the dividends distributed in December 2011, April 2012, July 2012 and October 2012, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2011, the total expense ratio of Class C ranked equal to its competitive median for 2011, and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

SDI-UANN-0113
1.802527.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended November 30, 2012	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	9.77%	0.67%	4.95%
Class T (incl. 3.50% sales charge)	12.10%	0.92%	4.99%
Class B (incl. contingent deferred sales charge) B	10.51%	0.72%	4.99%
Class C (incl. contingent deferred sales charge) C	14.54%	1.11%	4.86%

A From December 23, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor ® Strategic Dividend & Income ® Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investors' attitude toward risk vacillated during the 12 months ending November 30, 2012, largely in rhythm with global economic and fiscal events. Markets tended to advance when the focus was on improving U.S. economic conditions, strong corporate earnings and potential solutions to the debt crisis in Europe. But markets declined when concerns about the eurozone and China's slowing economy emerged, as they did at various points during the period. Uncertainty around Election Day results and future fiscal policies also challenged the markets. Nonetheless, all four asset classes represented in the Composite index for Fidelity Advisor® Strategic Dividend & Income® Fund produced a double-digit gain for the year. The FTSE® NAREIT® Equity REITs Index led the way, rising 19.11%, as real estate industry fundamentals strengthened. Preferred stocks also performed well, with The BofA Merrill LynchSM Fixed Rate Preferred Securities Index gaining 14.34%, supported by their defensive characteristics when the markets corrected. Higher-yielding securities continued to enjoy a strong bid in the market, and the MSCI® USA High Dividend Yield Index advanced 14.31%. Meanwhile, convertible bonds staged a nice rebound from a tough 2011, as reflected in the 12.82% return of The BofA Merrill LynchSM All US Convertibles Index.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity Advisor® Strategic Dividend and Income® Fund on June 1, 2012: For the year, the fund's Class A, Class T, Class B and Class C shares returned 16.47%, 16.16%, 15.51% and 15.54%, respectively (excluding sales charges), versus 14.92% for the Fidelity Strategic Dividend and Income Composite IndexSM. Asset allocation slightly detracted from relative performance, due to a modest position in cash equivalents, where returns paled in contrast with a market producing double-digit gains. Apart from that positioning, asset allocation contributed across the four asset classes in which the fund invests. Security selection was the sole driver of the fund's outperformance. All four of the subportfolios in the fund beat their respective benchmark, with security selection adding value across the board. The biggest contributions came from the preferred stock and dividend-paying equity subportfolios, while security selection in the convertible securities and REITs subportfolios also provided a meaningful boost.

Annual Report

_________________________________________________

Note to Shareholders: Ford O'Neil became Co-Portfolio Manager on June 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 1,084.10	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,082.60	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,079.40	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.84%
Actual		$ 1,000.00	$ 1,079.60	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Strategic Dividend and Income	.79%
Actual		$ 1,000.00	$ 1,085.90	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.05	$ 3.99
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,085.10	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	3.0
Chevron Corp.	2.2	2.4
Procter & Gamble Co.	2.1	1.9
Pfizer, Inc.	1.9	2.0
Verizon Communications, Inc.	1.8	0.0
Johnson & Johnson	1.8	1.4
Merck & Co., Inc.	1.7	1.5
The Coca-Cola Co.	1.6	1.7
Simon Property Group, Inc.	1.6	1.8
Microsoft Corp.	1.6	2.5
	18.9
Top Five Market Sectors as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.5	29.7
Consumer Staples	11.2	11.7
Health Care	10.8	9.9
Energy	10.8	9.7
Information Technology	8.3	8.8
Asset Allocation (% of fund's net assets)
As of November 30, 2012 *		As of May 31, 2012 **
	Common Stocks 63.0%		Common Stocks 63.1%
	Preferred Stocks 9.9%		Preferred Stocks 10.5%
	Convertible Bonds 11.0%		Convertible Bonds 10.3%
	Other Investments 12.0%		Other Investments 10.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Foreign investments	6.1%	** Foreign investments	6.1%

Annual Report

Investments November 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 20.4%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16	$ 860,000	$ 1,265,576
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	260,000	400,426
MGM Mirage, Inc. 4.25% 4/15/15	2,770,000	2,834,056
		3,234,482
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	1,200,000	1,371,240
TOTAL CONSUMER DISCRETIONARY		5,871,298
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	537,269
Transocean, Inc. Series C, 1.5% 12/15/37	16,050,000	16,070,063
		16,607,332
Oil, Gas & Consumable Fuels - 1.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	4,830,000	4,322,850
Chesapeake Energy Corp. 2.5% 5/15/37	8,160,000	7,342,368
Massey Energy Co. 3.25% 8/1/15	8,800,000	8,321,500
Peabody Energy Corp. 4.75% 12/15/66	11,530,000	10,485,094
Pioneer Natural Resources Co. 2.875% 1/15/38	5,080,000	9,096,375
Western Refining, Inc. 5.75% 6/15/14	4,370,000	12,544,631
		52,112,818
TOTAL ENERGY		68,720,150
HEALTH CARE - 1.8%
Biotechnology - 0.5%
Amgen, Inc. 0.375% 2/1/13	6,030,000	6,945,806
Gilead Sciences, Inc. 1.625% 5/1/16	3,780,000	6,487,425
		13,433,231
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc. 1.625% 4/15/13	18,640,000	18,699,648
Teleflex, Inc. 3.875% 8/1/17	5,130,000	6,489,450
		25,189,098
Health Care Providers & Services - 0.3%
WellPoint, Inc. 2.75% 10/15/42 (f)	7,700,000	7,969,269
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (f)	$ 2,000,000	$ 1,895,000
Medicis Pharmaceutical Corp. 1.375% 6/1/17	2,400,000	2,594,880
Mylan, Inc. 3.75% 9/15/15	1,380,000	2,905,176
		7,395,056
TOTAL HEALTH CARE		53,986,654
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13	220,000	395,384
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14	19,640,000	24,379,132
Construction & Engineering - 0.5%
MasTec, Inc.:
4% 6/15/14	5,240,000	8,092,525
4.25% 12/15/14	3,460,000	5,501,400
		13,593,925
TOTAL INDUSTRIALS		38,368,441
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.5%
InterDigital, Inc. 2.5% 3/15/16	12,820,000	13,701,375
Computers & Peripherals - 0.9%
EMC Corp. 1.75% 12/1/13	4,110,000	6,452,289
SanDisk Corp.:
1% 5/15/13	4,730,000	4,703,985
1.5% 8/15/17	14,510,000	16,133,379
		27,289,653
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	1,530,000	1,311,975
2.25% 6/1/42 (f)	1,300,000	1,234,480
		2,546,455
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	550,000	638,344
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	$ 5,950,000	$ 6,530,125
Semiconductors & Semiconductor Equipment - 0.8%
GT Advanced Technologies, Inc. 3% 10/1/17	6,965,000	5,328,225
Intel Corp. 3.25% 8/1/39	7,420,000	8,542,646
Linear Technology Corp. 3% 5/1/27	1,820,000	1,888,341
Micron Technology, Inc. 3.125% 5/1/32 (f)	9,680,000	9,026,600
		24,785,812
Software - 1.0%
Electronic Arts, Inc. 0.75% 7/15/16	3,090,000	2,844,731
Microsoft Corp. 0% 6/15/13 (f)	13,650,000	13,735,313
Nuance Communications, Inc. 2.75% 11/1/31	9,830,000	10,776,138
Symantec Corp. 1% 6/15/13	410,000	446,080
		27,802,262
TOTAL INFORMATION TECHNOLOGY		103,294,026
MATERIALS - 1.5%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,600,000	6,509,580
Metals & Mining - 1.0%
Goldcorp, Inc. 2% 8/1/14	8,980,000	10,192,300
Newmont Mining Corp.:
1.25% 7/15/14	6,300,000	7,619,063
1.625% 7/15/17	5,240,000	6,838,200
Royal Gold, Inc. 2.875% 6/15/19	2,180,000	2,423,888
Stillwater Mining Co. 1.75% 10/15/32	1,800,000	1,965,654
		29,039,105
Paper & Forest Products - 0.3%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,716,894
4.5% 8/15/15	3,660,000	5,560,913
		7,277,807
TOTAL MATERIALS		42,826,492
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16	$ 1,040,000	$ 1,322,750
Wireless Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	12,020,000	11,479,100
TOTAL TELECOMMUNICATION SERVICES		12,801,850
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 5.5% 6/15/29	270,000	480,951
TOTAL CONVERTIBLE BONDS		326,349,862
Nonconvertible Bonds - 9.4%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (f)	1,125,000	1,147,500
ServiceMaster Co. 8% 2/15/20	105,000	106,838
		1,254,338
Hotels, Restaurants & Leisure - 0.4%
ClubCorp Club Operations, Inc. 10% 12/1/18	660,000	730,950
FelCor Lodging LP 10% 10/1/14	2,299,000	2,603,618
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	4,120,769
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,408,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	450,000	496,688
		11,360,025
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	3,000,000	3,060,000
Media - 0.6%
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	150,000	154,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,360,413
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	6,400,000	6,960,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	$ 435,000	$ 445,875
WMG Acquisition Corp. 11.5% 10/1/18	1,340,000	1,510,850
		16,431,263
TOTAL CONSUMER DISCRETIONARY		32,105,626
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	3,165,000	3,346,988
Rite Aid Corp. 9.5% 6/15/17	10,165,000	10,431,831
Tops Markets LLC 10.125% 10/15/15	6,135,000	6,441,750
		20,220,569
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	5,017,000	5,368,190
Alpha Natural Resources, Inc. 6% 6/1/19	5,985,000	5,311,688
Forest Oil Corp. 7.25% 6/15/19	1,775,000	1,770,563
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,613,675
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	7,959,600
		25,023,716
FINANCIALS - 5.4%
Capital Markets - 0.3%
Chase Capital II 0.8128% 2/1/27 (h)	9,900,000	7,748,077
JPMorgan Chase Capital XXIII 1.31% 5/15/77 (h)	2,500,000	1,845,178
Lehman Brothers Holdings, Inc. 1.1415% (d)(h)	1,000,000	0
		9,593,255
Commercial Banks - 2.3%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	2,007,500
Corestates Capital II 0.9903% 1/15/27 (f)(h)	3,000,000	2,478,402
Corestates Capital III 0.88% 2/15/27 (f)(h)	3,960,000	3,247,200
First Maryland Capital I 1.3403% 1/15/27 (h)	2,500,000	2,021,038
First Maryland Capital II 1.1628% 2/1/27 (h)	4,100,000	3,241,866
JPMorgan Chase Capital XXI 1.2628% 1/15/87 (h)	12,500,000	9,331,913
PNC Capital Trust C 0.9883% 6/1/28 (h)	9,000,000	7,433,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
PNC Preferred Funding Trust III 8.7% (f)(g)(h)	$ 4,315,000	$ 4,356,079
Wachovia Capital Trust II 0.8403% 1/15/27 (h)	32,014,000	26,251,480
Wells Fargo Capital II 0.8133% 1/30/27 (h)	5,930,000	4,899,040
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,012,500
		66,280,631
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16	4,500,000	4,511,250
GMAC LLC 8% 11/1/31	3,900,000	4,933,500
		9,444,750
Diversified Financial Services - 2.5%
Central Fidelity Capital Trust I 1.3403% 4/15/27 (h)	2,500,000	2,063,980
CIT Group, Inc. 6.625% 4/1/18 (f)	1,950,000	2,184,000
General Electric Capital Corp.:
6.25% (g)(h)	5,000,000	5,387,500
7.125% (g)(h)	10,000,000	11,250,000
Goldman Sachs Capital II 4% (g)(h)	20,953,000	16,260,576
Goldman Sachs Capital III 4% (g)(h)	18,715,000	14,422,528
ILFC E-Capital Trust I 4.519% 12/21/65 (f)(h)	16,945,000	11,522,600
JPMorgan Chase Capital XIII 1.3123% 9/30/34 (h)	2,750,000	2,149,725
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,729,772
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)	2,570,000	2,711,350
		73,682,031
TOTAL FINANCIALS		159,000,667
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,360,000	1,448,400
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.2%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(h)	5,623,000	5,763,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20	$ 705,000	$ 820,692
8.625% 9/15/15	5,000,000	5,550,000
8.875% 9/1/17	3,000,000	3,480,000
		9,850,692
TOTAL INDUSTRIALS		15,614,267
MATERIALS - 0.3%
Metals & Mining - 0.1%
New Gold, Inc. 6.25% 11/15/22 (f)	1,680,000	1,722,000
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18	6,686,000	7,638,755
TOTAL MATERIALS		9,360,755
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.875% 11/15/28	3,015,000	3,105,450
Wireless Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,670,000	2,816,850
Sprint Nextel Corp.:
6% 12/1/16	4,660,000	5,056,100
7% 8/15/20	1,500,000	1,616,250
		9,489,200
TOTAL TELECOMMUNICATION SERVICES		12,594,650
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (f)	845,000	874,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 3,240,000
TOTAL UTILITIES		4,114,575
TOTAL NONCONVERTIBLE BONDS		279,483,225
TOTAL CORPORATE BONDS (Cost $586,440,769)		605,833,087
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.12% 12/20/12 (Cost $449,971)	450,000	449,984
Common Stocks - 63.0%
	Shares
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	246,600	4,446,198
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	77,600	2,324,120
Cedar Fair LP (depository unit)	124,800	4,122,144
Darden Restaurants, Inc.	88,300	4,669,304
Las Vegas Sands Corp.	32,400	1,511,460
McDonald's Corp.	259,900	22,621,696
Wyndham Worldwide Corp.	33,800	1,659,242
		36,907,966
Household Durables - 0.1%
Whirlpool Corp.	22,200	2,260,848
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	145,900	2,019,256
Comcast Corp. Class A	314,100	11,678,238
Time Warner Cable, Inc.	118,100	11,206,509
Time Warner, Inc.	309,900	14,658,270
		39,562,273
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Foot Locker, Inc.	78,400	$ 2,809,856
Home Depot, Inc.	227,000	14,770,890
Lowe's Companies, Inc.	144,900	5,229,441
		22,810,187
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,067,278
TOTAL CONSUMER DISCRETIONARY		112,054,750
CONSUMER STAPLES - 10.4%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	80,800	7,107,976
Diageo PLC sponsored ADR	48,300	5,775,231
Dr. Pepper Snapple Group, Inc.	135,800	6,090,630
PepsiCo, Inc.	519,000	36,438,990
SABMiller PLC	61,500	2,785,999
The Coca-Cola Co.	1,284,300	48,700,656
		106,899,482
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	521,100	37,529,622
Food Products - 0.9%
Danone SA	45,600	2,892,605
Ingredion, Inc.	25,000	1,623,750
Kellogg Co.	143,300	7,947,418
Mondelez International, Inc. (a)	518,600	13,426,554
		25,890,327
Household Products - 2.7%
Colgate-Palmolive Co.	63,100	6,846,350
Procter & Gamble Co.	915,458	63,926,432
Reckitt Benckiser Group PLC	121,100	7,615,299
Spectrum Brands Holdings, Inc.	37,300	1,784,059
		80,172,140
Tobacco - 2.0%
Altria Group, Inc.	105,900	3,580,479
British American Tobacco PLC sponsored ADR	57,700	6,083,311
Imperial Tobacco Group PLC	51,781	2,071,534
KT&G Corp.	18,812	1,489,320
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	45,300	$ 5,488,548
Philip Morris International, Inc.	456,318	41,013,862
		59,727,054
TOTAL CONSUMER STAPLES		310,218,625
ENERGY - 7.6%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	145,600	8,478,288
Oil, Gas & Consumable Fuels - 7.3%
ARC Resources Ltd. (e)	61,800	1,547,877
Atlas Pipeline Partners LP	112,600	3,714,674
Chevron Corp.	618,500	65,369,265
ConocoPhillips	410,200	23,356,788
ENI SpA sponsored ADR	96,500	4,576,995
Enterprise Products Partners LP	44,300	2,296,069
EQT Corp.	92,700	5,567,562
EV Energy Partners LP	59,900	3,635,930
Exxon Mobil Corp.	883,700	77,889,305
Marathon Petroleum Corp.	63,450	3,777,813
Markwest Energy Partners LP	30,400	1,571,072
Murphy Oil Corp.	52,800	2,995,872
Northern Tier Energy LP Class A	57,900	1,349,070
PetroBakken Energy Ltd. Class A	51,700	558,455
Royal Dutch Shell PLC Class A sponsored ADR	165,200	11,063,444
Southcross Energy Partners LP	47,900	1,124,692
The Williams Companies, Inc.	195,300	6,413,652
		216,808,535
TOTAL ENERGY		225,286,823
FINANCIALS - 17.0%
Capital Markets - 0.4%
BlackRock, Inc. Class A	49,400	9,733,776
The Blackstone Group LP	200,200	2,940,938
		12,674,714
Commercial Banks - 1.2%
Australia & New Zealand Banking Group Ltd.	1,469	37,345
BB&T Corp.	72,500	2,042,325
City National Corp.	32,900	1,601,901
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	99,100	$ 2,932,369
Commerce Bancshares, Inc.	45,675	1,634,252
FirstMerit Corp.	236,600	3,331,328
Huntington Bancshares, Inc.	262,300	1,613,145
M&T Bank Corp.	93,700	9,157,301
U.S. Bancorp	130,000	4,193,800
UMB Financial Corp.	29,000	1,229,020
Wells Fargo & Co.	199,900	6,598,699
		34,371,485
Diversified Financial Services - 0.0%
NYSE Euronext	60,800	1,419,680
Insurance - 2.1%
ACE Ltd.	48,300	3,826,809
AFLAC, Inc.	145,800	7,725,942
Allied World Assurance Co. Holdings Ltd.	24,700	2,004,899
Axis Capital Holdings Ltd.	151,600	5,453,052
Direct Line Insurance Grup PLC	250,000	812,090
MetLife, Inc.	418,700	13,896,653
MetLife, Inc. unit	265,500	11,801,475
Prudential Financial, Inc.	205,000	10,684,600
The Travelers Companies, Inc.	101,600	7,195,312
		63,400,832
Real Estate Investment Trusts - 13.1%
Acadia Realty Trust (SBI)	242,777	6,025,725
Apartment Investment & Management Co. Class A	155,570	3,900,140
AvalonBay Communities, Inc.	49,248	6,490,394
Boston Properties, Inc.	150,896	15,486,456
Camden Property Trust (SBI)	233,062	15,312,173
CBL & Associates Properties, Inc.	626,354	14,099,229
Cedar Shopping Centers, Inc.	528,793	2,866,058
Chesapeake Lodging Trust	397,751	7,505,561
Cousins Properties, Inc.	225,640	1,852,504
DCT Industrial Trust, Inc.	624,100	3,900,625
Douglas Emmett, Inc.	399,001	9,061,313
Education Realty Trust, Inc.	927,330	9,560,772
Equity One, Inc.	428,848	8,864,288
Equity Residential (SBI)	142,217	7,894,466
Essex Property Trust, Inc.	102,202	14,358,359
Excel Trust, Inc.	84,777	1,008,846
First Potomac Realty Trust	129,400	1,517,862
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	344,756	$ 6,677,924
Glimcher Realty Trust	480,743	5,153,565
HCP, Inc.	322,039	14,507,857
Health Care REIT, Inc.	88,496	5,211,529
Highwoods Properties, Inc. (SBI)	302,048	9,738,028
Home Properties, Inc.	150,417	8,858,057
Host Hotels & Resorts, Inc.	526,523	7,734,623
Kimco Realty Corp.	223,419	4,303,050
Kite Realty Group Trust	404,434	2,159,678
Lexington Corporate Properties Trust	530,200	5,084,618
National Retail Properties, Inc.	324,462	9,967,473
Prologis, Inc.	731,071	24,812,550
Public Storage	179,409	25,232,082
Retail Properties America, Inc.	214,400	2,632,832
Sabra Health Care REIT, Inc.	199,143	4,321,403
Simon Property Group, Inc.	314,115	47,786,315
SL Green Realty Corp.	226,423	17,067,766
Sovran Self Storage, Inc.	45,149	2,789,757
Stag Industrial, Inc.	183,500	3,458,975
Sun Communities, Inc.	72,592	2,802,051
Sunstone Hotel Investors, Inc. (a)	769,262	7,938,784
Tanger Factory Outlet Centers, Inc.	65,200	2,143,776
Ventas, Inc.	488,741	31,108,365
Vornado Realty Trust	99,514	7,605,855
		388,801,684
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	185,014	3,502,315
Forest City Enterprises, Inc. Class A (a)	117,900	1,774,395
		5,276,710
TOTAL FINANCIALS		505,945,105
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	129,900	11,535,120
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	153,200	10,152,564
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	182,438	4,663,115
Cardinal Health, Inc.	36,700	1,484,515
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	249,510	$ 5,643,916
Quest Diagnostics, Inc.	49,600	2,865,888
UnitedHealth Group, Inc.	52,000	2,828,280
		17,485,714
Pharmaceuticals - 7.2%
Abbott Laboratories	192,400	12,506,000
Eli Lilly & Co.	392,700	19,258,008
GlaxoSmithKline PLC sponsored ADR	184,350	7,928,894
Johnson & Johnson	778,044	54,253,008
Merck & Co., Inc.	1,117,890	49,522,527
Pfizer, Inc.	2,233,300	55,877,166
Roche Holding AG sponsored ADR	160,600	7,903,126
Sanofi SA sponsored ADR	162,200	7,237,364
		214,486,093
TOTAL HEALTH CARE		253,659,491
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	117,300	7,194,009
Raytheon Co.	142,500	8,141,025
The Boeing Co.	98,500	7,316,580
United Technologies Corp.	35,300	2,827,883
		25,479,497
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	198,000	14,475,780
Commercial Services & Supplies - 0.4%
Corrections Corp. of America	82,700	2,803,530
Covanta Holding Corp.	77,200	1,457,536
Republic Services, Inc.	88,100	2,508,207
Steelcase, Inc. Class A	150,200	1,748,328
Waste Management, Inc.	123,100	4,009,367
		12,526,968
Industrial Conglomerates - 1.1%
3M Co.	226,900	20,636,555
General Electric Co.	635,653	13,431,348
		34,067,903
Machinery - 0.4%
Cummins, Inc.	17,300	1,698,168
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	121,600	$ 7,486,912
Stanley Black & Decker, Inc.	42,700	3,070,557
		12,255,637
Road & Rail - 0.1%
Norfolk Southern Corp.	53,700	3,242,406
TOTAL INDUSTRIALS		102,048,191
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,624,900	30,726,859
Motorola Solutions, Inc.	75,200	4,094,640
		34,821,499
Computers & Peripherals - 0.0%
Dell, Inc.	146,000	1,407,440
IT Services - 0.8%
Accenture PLC Class A	128,000	8,693,760
Automatic Data Processing, Inc.	119,700	6,794,172
Paychex, Inc.	283,000	9,208,820
		24,696,752
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	227,000	9,216,200
Intel Corp.	612,800	11,992,496
Linear Technology Corp.	135,100	4,483,969
Maxim Integrated Products, Inc.	146,100	4,264,659
Texas Instruments, Inc.	106,100	3,126,767
		33,084,091
Software - 1.7%
Activision Blizzard, Inc.	252,000	2,882,880
Microsoft Corp.	1,743,400	46,409,308
		49,292,188
TOTAL INFORMATION TECHNOLOGY		143,301,970
MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	34,800	2,886,312
E.I. du Pont de Nemours & Co.	307,300	13,256,922
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	46,100	$ 2,805,185
LyondellBasell Industries NV Class A	149,600	7,439,608
		26,388,027
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	209,800	8,184,298
Paper & Forest Products - 0.2%
International Paper Co.	158,100	5,871,834
TOTAL MATERIALS		40,444,159
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,232,200	54,364,664
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	4,003,000	10,326,281
Vodafone Group PLC sponsored ADR	160,400	4,138,320
		14,464,601
TOTAL TELECOMMUNICATION SERVICES		68,829,265
UTILITIES - 3.8%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	184,100	7,851,865
Edison International	268,600	12,215,928
FirstEnergy Corp.	272,800	11,583,088
NextEra Energy, Inc.	263,300	18,091,343
Northeast Utilities	334,500	12,958,530
Pepco Holdings, Inc.	221,000	4,362,540
Pinnacle West Capital Corp.	50,000	2,573,000
PPL Corp.	203,192	5,963,685
Southern Co.	265,400	11,558,170
		87,158,149
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	252,700	4,985,771
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	235,800	$ 9,656,010
Sempra Energy	164,400	11,248,248
		25,890,029
TOTAL UTILITIES		113,048,178
TOTAL COMMON STOCKS (Cost $1,733,302,121)		1,874,836,557
Preferred Stocks - 9.9%

Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Co. 4.75%	393,384	15,920,250
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,644	3,903,635
TOTAL CONSUMER DISCRETIONARY		19,823,885
FINANCIALS - 0.7%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,264,494
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,122,840
Diversified Financial Services - 0.3%
Bank of America Corp. Series L, 7.25%	6,960	7,746,480
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	3,333,606
TOTAL FINANCIALS		22,467,420
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	2,459,214
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	9,908	10,366,245
TOTAL HEALTH CARE		12,825,459
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	126,800	$ 6,938,496
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	107,500	5,673,979
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 5.00%	11,800	1,299,298
TOTAL INDUSTRIALS		13,911,773
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.:
5.889%	174,400	8,711,280
7.00%	29,000	1,551,500
Series E, 5.599%	37,000	1,852,220
PPL Corp. 8.75%	173,400	9,406,950
		21,521,950
TOTAL CONVERTIBLE PREFERRED STOCKS		90,550,487
Nonconvertible Preferred Stocks - 6.9%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,926,875
FINANCIALS - 6.1%
Capital Markets - 0.6%
Affiliated Managers Group, Inc.:
5.25%	100,000	2,515,000
6.375%	87,150	2,227,554
Goldman Sachs Group, Inc.:
5.95% (a)	65,219	1,613,518
Series C, 4.9931%	40,000	850,800
Series D 4.00%	361,960	7,539,627
Morgan Stanley Capital I Trust 6.60%	140,000	3,505,600
		18,252,099
Commercial Banks - 1.2%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,175,280
Series 4, 7.75%	247,800	6,244,560
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC: - continued
Series 5, 8.125%	25,000	$ 639,250
First Tennessee Bank NA, Memphis 3.90% (f)	8,500	5,780,000
HSBC Holdings PLC Series B, 8.00%	45,400	1,257,580
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,492,800
U.S. Bancorp Series A, 3.50%	21,960	18,885,600
		35,475,070
Consumer Finance - 1.5%
Ally Financial, Inc. 7.00% (f)	44,758	43,303,365
HSBC USA, Inc. Series H, 6.50%	100,000	2,555,000
		45,858,365
Diversified Financial Services - 1.7%
Bank of America Corp.:
Series 4, 4.00%	80,000	1,755,200
Series D, 6.204%	45,000	1,116,000
Series H, 8.20%	493,015	12,547,232
Citigroup Capital VIII 6.95%	136,811	3,483,208
General Electric Capital Corp.:
4.875% (a)	140,000	3,500,000
6.05%	40,000	1,030,400
GMAC Capital Trust I Series 2, 8.125%	825,698	21,509,433
JPMorgan Chase Capital XXIX 6.70%	155,000	4,008,300
		48,949,773
Insurance - 0.4%
AFLAC, Inc. 5.50%	120,000	3,025,200
Hartford Financial Services Group, Inc. 7.875%	100,000	2,787,000
MetLife, Inc. Series B, 6.50%	241,000	6,082,840
		11,895,040
Real Estate Investment Trusts - 0.7%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,331,000
Health Care REIT, Inc. Series J, 6.50%	12,000	320,520
Hersha Hospitality Trust Series B, 8.00%	48,200	1,259,948
Hospitality Properties Trust Series D, 7.125%	60,000	1,578,600
Kimco Realty Corp. Series K, 5.625% (a)	120,000	3,000,000
Public Storage:
Series T, 5.75%	44,000	1,162,040
Series V, 5.375% (a)	200,000	5,114,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. Series I, 6.50%	60,000	$ 1,516,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,863,571
		21,146,479
TOTAL FINANCIALS		181,576,826
UTILITIES - 0.7%
Electric Utilities - 0.7%
Duquesne Light Co. 6.50%	141,050	7,123,025
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	160,000	4,000,000
Southern California Edison Co.:
6.125%	35,000	3,526,250
Series C, 6.00%	42,500	4,285,862
Series D, 6.50%	12,500	1,317,188
		20,252,325
TOTAL NONCONVERTIBLE PREFERRED STOCKS		204,756,026
TOTAL PREFERRED STOCKS (Cost $276,864,845)		295,306,513
Floating Rate Loans - 0.4%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon USA Energy, Inc. Tranche B, term loan 10% 11/13/18 (h)	$ 45,887	46,117
Alon USA Partners LP term loan 9.25% 11/13/18 (h)	397,222	393,250
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	2,300,000	2,259,750
		2,699,117
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2LN, term loan 9% 5/24/19 (h)	3,000,637	3,083,154
Floating Rate Loans - continued
	Principal Amount	Value
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	$ 6,303,325	$ 6,413,633
TOTAL FLOATING RATE LOANS (Cost $12,074,368)		12,195,904
Preferred Securities - 2.2%

FINANCIALS - 2.2%
Commercial Banks - 1.4%
PNC Financial Services Group, Inc. 6.75% (g)(h)	1,500,000	1,724,817
PNC Preferred Funding Trust I 2.0388% (f)(g)(h)	23,450,000	19,916,384
SunTrust Preferred Capital I 4% 12/15/49 (h)	3,866,000	3,142,909
USB Capital IX 3.5% (g)(h)	18,125,000	16,304,696
		41,088,806
Diversified Financial Services - 0.8%
Bank of America Corp. 8% (g)(h)	460,000	518,400
JPMorgan Chase & Co. 7.9% (g)(h)	6,250,000	7,185,665
PNC Preferred Funding Trust II 1.6113% (f)(g)(h)	12,486,000	10,780,564
Wachovia Capital Trust III 5.5698% (g)(h)	5,591,000	5,601,696
		24,086,325
TOTAL PREFERRED SECURITIES (Cost $58,048,756)		65,175,131
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	156,080,395	$ 156,080,395
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,824,621	1,824,621
TOTAL MONEY MARKET FUNDS (Cost $157,905,016)		157,905,016
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,825,085,846)		3,011,702,192
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(36,650,112)
NET ASSETS - 100%		$ 2,975,052,080
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,495,970 or 7.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,804
Fidelity Securities Lending Cash Central Fund	83,744
Total	$ 293,548
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,878,635	$ 127,975,000	$ 3,903,635	$ -
Consumer Staples	313,145,500	310,218,625	2,926,875	-
Energy	225,286,823	225,286,823	-	-
Financials	709,989,351	638,006,411	71,982,940	-
Health Care	266,484,950	256,118,705	10,366,245	-
Industrials	115,959,964	110,285,985	5,673,979	-
Information Technology	143,301,970	143,301,970	-	-
Materials	40,444,159	40,444,159	-	-
Telecommunication Services	68,829,265	58,502,984	10,326,281	-
Utilities	154,822,453	114,599,678	40,222,775	-
Corporate Bonds	605,833,087	-	605,833,087	-
U.S. Government and Government Agency Obligations	449,984	-	449,984	-
Floating Rate Loans	12,195,904	-	12,195,904	-
Preferred Securities	65,175,131	-	65,175,131	-
Money Market Funds	157,905,016	157,905,016	-	-
Total Investments in Securities:	$ 3,011,702,192	$ 2,182,645,356	$ 829,056,836	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	3.2%
BBB	6.6%
BB	5.4%
B	5.1%
CCC,CC,C	0.9%
Not Rated	1.8%
Equities	72.9%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012

Assets
Investment in securities, at value (including securities loaned of $1,749,667) - See accompanying schedule: Unaffiliated issuers (cost $2,667,180,830)	$ 2,853,797,176
Fidelity Central Funds (cost $157,905,016)	157,905,016
Total Investments (cost $2,825,085,846)		$ 3,011,702,192
Cash		249,963
Receivable for investments sold		35,875,849
Receivable for fund shares sold		8,669,824
Dividends receivable		8,456,649
Interest receivable		6,775,141
Distributions receivable from Fidelity Central Funds		28,322
Prepaid expenses		10,169
Other receivables		20,991
Total assets		3,071,789,100

Liabilities
Payable for investments purchased	$ 83,777,867
Payable for fund shares redeemed	8,739,142
Accrued management fee	1,359,649
Distribution and service plan fees payable	250,072
Other affiliated payables	549,518
Other payables and accrued expenses	236,151
Collateral on securities loaned, at value	1,824,621
Total liabilities		96,737,020

Net Assets		$ 2,975,052,080
Net Assets consist of:
Paid in capital		$ 2,911,524,710
Undistributed net investment income		14,082,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(137,172,601)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,617,614
Net Assets		$ 2,975,052,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($353,725,874 ÷ 28,890,945 shares)	$ 12.24

Maximum offering price per share (100/94.25 of $12.24)	$ 12.99
Class T: Net Asset Value and redemption price per share ($123,394,579 ÷ 10,082,878 shares)	$ 12.24

Maximum offering price per share (100/96.50 of $12.24)	$ 12.68
Class B: Net Asset Value and offering price per share ($13,962,001 ÷ 1,142,611 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($140,428,417 ÷ 11,506,887 shares)A	$ 12.20

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,190,088,556÷ 178,066,839 shares)	$ 12.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,452,653 ÷ 12,496,161 shares)	$ 12.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2012

Investment Income
Dividends		$ 67,138,204
Interest		20,770,133
Income from Fidelity Central Funds		293,548
Total income		88,201,885

Expenses
Management fee	$ 13,281,368
Transfer agent fees	4,873,140
Distribution and service plan fees	2,331,888
Accounting and security lending fees	714,997
Custodian fees and expenses	66,995
Independent trustees' compensation	8,090
Registration fees	448,758
Audit	64,347
Legal	5,673
Miscellaneous	12,553
Total expenses before reductions	21,807,809
Expense reductions	(64,839)	21,742,970
Net investment income (loss)		66,458,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,330,607
Investment not meeting investment restrictions	22,376
Foreign currency transactions	(67,221)
Futures contracts	2,366,889
Total net realized gain (loss)		97,652,651
Change in net unrealized appreciation (depreciation) on: Investment securities	161,590,677
Assets and liabilities in foreign currencies	2,323
Futures contracts	(729,293)
Total change in net unrealized appreciation (depreciation)		160,863,707
Net gain (loss)		258,516,358
Net increase (decrease) in net assets resulting from operations		$ 324,975,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,458,915	$ 28,744,067
Net realized gain (loss)	97,652,651	(204,795)
Change in net unrealized appreciation (depreciation)	160,863,707	47,749,402
Net increase (decrease) in net assets resulting from operations	324,975,273	76,288,674
Distributions to shareholders from net investment income	(58,382,786)	(27,801,821)
Share transactions - net increase (decrease)	1,260,938,289	643,900,038
Total increase (decrease) in net assets	1,527,530,776	692,386,891

Net Assets
Beginning of period	1,447,521,304	755,134,413
End of period (including undistributed net investment income of $14,082,357 and undistributed net investment income of $6,866,560, respectively)	$ 2,975,052,080	$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Income from Investment Operations
Net investment income (loss) C	.31	.30	.23 F	.23	.23
Net realized and unrealized gain (loss)	1.45	.55	1.05	2.25	(5.77)
Total from investment operations	1.76	.85	1.28	2.48	(5.54)
Distributions from net investment income	(.29)	(.31)	(.18)	(.22)	(.26)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.29)	(.31)	(.18)	(.22)	(.87)
Net asset value, end of period	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Total Return A,B	16.47%	8.30%	14.16%	37.12%	(44.44)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of fee waivers, if any	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of all reductions	1.09%	1.14%	1.16%	1.21%	1.11%
Net investment income (loss)	2.60%	2.76%	2.38% F	3.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,726	$ 125,190	$ 77,340	$ 74,580	$ 70,691
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Income from Investment Operations
Net investment income (loss) C	.28	.27	.21 F	.21	.20
Net realized and unrealized gain (loss)	1.44	.56	1.05	2.25	(5.75)
Total from investment operations	1.72	.83	1.26	2.46	(5.55)
Distributions from net investment income	(.25)	(.28)	(.16)	(.21)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.25)	(.28)	(.16)	(.21)	(.84)
Net asset value, end of period	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Total Return A,B	16.16%	8.14%	13.92%	36.63%	(44.51)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of fee waivers, if any	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of all reductions	1.35%	1.37%	1.39%	1.45%	1.35%
Net investment income (loss)	2.34%	2.52%	2.16% F	2.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,395	$ 78,994	$ 59,931	$ 60,134	$ 58,677
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.21	.21	.16 F	.17	.14
Net realized and unrealized gain (loss)	1.45	.55	1.05	2.25	(5.75)
Total from investment operations	1.66	.76	1.21	2.42	(5.61)
Distributions from net investment income	(.19)	(.21)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.19)	(.21)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Total Return A,B	15.51%	7.48%	13.31%	36.06%	(44.88)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of fee waivers, if any	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of all reductions	1.91%	1.92%	1.94%	1.98%	1.91%
Net investment income (loss)	1.78%	1.97%	1.60% F	2.31%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,962	$ 12,754	$ 15,442	$ 16,098	$ 15,375
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.22	.22	.16 F	.18	.14
Net realized and unrealized gain (loss)	1.44	.55	1.05	2.25	(5.75)
Total from investment operations	1.66	.77	1.21	2.43	(5.61)
Distributions from net investment income	(.21)	(.23)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.21)	(.23)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Total Return A,B	15.54%	7.54%	13.33%	36.15%	(44.87)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of fee waivers, if any	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of all reductions	1.84%	1.87%	1.91%	1.96%	1.88%
Net investment income (loss)	1.85%	2.02%	1.63% F	2.33%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,428	$ 59,464	$ 39,889	$ 39,920	$ 42,499
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Income from Investment Operations
Net investment income (loss) B	.34	.33	.27 E	.26	.26
Net realized and unrealized gain (loss)	1.45	.56	1.05	2.25	(5.78)
Total from investment operations	1.79	.89	1.32	2.51	(5.52)
Distributions from net investment income	(.31)	(.34)	(.21)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.31)	(.34)	(.21)	(.25)	(.91)
Net asset value, end of period	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Total Return A	16.77%	8.69%	14.57%	37.37%	(44.24)%
Ratios to Average Net Assets C,F
Expenses before reductions	.81%	.84%	.86%	.93%	.81%
Expenses net of fee waivers, if any	.81%	.84%	.86%	.93%	.81%
Expenses net of all reductions	.80%	.84%	.86%	.92%	.81%
Net investment income (loss)	2.89%	3.06%	2.68% E	3.36%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340
Portfolio turnover rate D	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Income from Investment Operations
Net investment income (loss) B	.34	.33	.27 E	.25	.26
Net realized and unrealized gain (loss)	1.46	.55	1.06	2.26	(5.77)
Total from investment operations	1.80	.88	1.33	2.51	(5.51)
Distributions from net investment income	(.32)	(.34)	(.22)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.32)	(.34)	(.22)	(.25)	(.91)
Net asset value, end of period	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Total Return A	16.83%	8.61%	14.61%	37.44%	(44.23)%
Ratios to Average Net Assets C,F
Expenses before reductions	.81%	.83%	.83%	.91%	.83%
Expenses net of fee waivers, if any	.81%	.83%	.83%	.91%	.83%
Expenses net of all reductions	.81%	.82%	.83%	.91%	.83%
Net investment income (loss)	2.88%	3.07%	2.71% E	3.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,453	$ 32,356	$ 19,705	$ 16,397	$ 18,141
Portfolio turnover rate D	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2012

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

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Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

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3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of November 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, futures transactions, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 240,521,173
Gross unrealized depreciation	(56,122,306)
Net unrealized appreciation (depreciation) on securities and other investments	$ 184,398,867
Tax Cost	$ 2,827,303,325

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,240,074
Capital loss carryforward	$ (133,567,493)
Net unrealized appreciation (depreciation)	$ 184,400,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	(132,525,473)
2019	(1,042,020)
Total capital loss carryforward	$ (133,567,493)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2012	November 30, 2011
Ordinary Income	$ 58,382,786	$ 27,801,821

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period, the Fund recognized net realized gain (loss) of $2,366,889 and a change in net unrealized appreciation (depreciation) of $(729,293) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,315,974,271 and $1,107,011,664, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 620,165	$ 36,334
Class T	.25%	.25%	518,794	2,015
Class B	.75%	.25%	140,161	105,317
Class C	.75%	.25%	1,052,768	435,904
			$ 2,331,888	$ 579,570

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 430,234
Class T	68,324
Class B*	17,376
Class C*	17,078
$ 533,012

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 583,903.23
Class T	249,632.24
Class B	42,595.30
Class C	250,222.24
Strategic Dividend and Income	3,542,369.20
Institutional Class	204,419.20
	$ 4,873,140

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,117 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,704 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $83,744. During the period, there were no securities loaned to FCM.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,643 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $196.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2012	2011
From net investment income
Class A	$ 5,694,746	$ 2,587,613
Class T	2,191,209	1,704,694
Class B	221,175	280,877
Class C	1,765,285	1,020,378
Strategic Dividend and Income	46,042,179	21,465,836
Institutional Class	2,468,192	742,423
Total	$ 58,382,786	$ 27,801,821

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2012	2011	2012	2011
Class A
Shares sold	21,215,243	6,370,733	$ 249,241,343	$ 68,969,904
Reinvestment of distributions	402,804	204,832	4,728,371	2,192,524
Shares redeemed	(4,345,902)	(2,516,846)	(51,525,276)	(27,167,536)
Net increase (decrease)	17,272,145	4,058,719	$ 202,444,438	$ 43,994,892
Class T
Shares sold	4,187,256	2,579,895	$ 49,247,460	$ 28,319,919
Reinvestment of distributions	167,848	139,144	1,952,936	1,487,091
Shares redeemed	(1,607,633)	(1,246,104)	(19,046,448)	(13,509,244)
Net increase (decrease)	2,747,471	1,472,935	$ 32,153,948	$ 16,297,766
Class B
Shares sold	345,414	243,843	$ 3,980,028	$ 2,694,364
Reinvestment of distributions	15,998	21,552	184,295	228,996
Shares redeemed	(405,263)	(593,164)	(4,735,580)	(6,445,266)
Net increase (decrease)	(43,851)	(327,769)	$ (571,257)	$ (3,521,906)

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Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2012	2011	2012	2011
Class C
Shares sold	7,747,195	2,565,526	$ 90,662,898	$ 27,603,949
Reinvestment of distributions	123,791	79,045	1,445,283	845,026
Shares redeemed	(1,896,034)	(1,020,386)	(22,335,151)	(11,057,139)
Net increase (decrease)	5,974,952	1,624,185	$ 69,773,030	$ 17,391,836
Strategic Dividend and Income
Shares sold	116,328,586	77,518,553	$ 1,362,994,048	$ 830,288,118
Reinvestment of distributions	3,588,133	1,785,084	42,115,378	19,078,089
Shares redeemed	(47,124,625)	(26,893,398)	(559,602,248)	(291,523,663)
Net increase (decrease)	72,792,094	52,410,239	$ 845,507,178	$ 557,842,544
Institutional Class
Shares sold	12,936,377	2,029,007	$ 151,680,912	$ 21,927,808
Reinvestment of distributions	130,170	53,967	1,540,732	579,663
Shares redeemed	(3,565,221)	(1,009,445)	(41,590,692)	(10,612,565)
Net increase (decrease)	9,501,326	1,073,529	$ 111,630,952	$ 11,894,906

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 15, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affliliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 454 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 17%, 92%, 90%, and 94%; Class T designates 18%, 100%, 100%, and 100%; Class B designates 23%, 100%, 100%, and 100%; and Class C designates 22%, 100%, 100%, and 100%; of the dividends distributed in December 2011, April 2012, July 2012 and October 2012, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 40%, 100%, 99%, and 100%; Class T designates 43%, 100%, 100%, and 100%; Class B designates 55%, 100%, 100%, and 100%; and Class C designates 52%, 100%, 100%, and 100%; of the dividends distributed in December 2011, April 2012, July 2012 and October 2012, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2011, the total expense ratio of Class C ranked equal to its competitive median for 2011, and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDI-UANN-0113
1.802529.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Institutional Class

Annual Report

November 30, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2012	Past 1 year	Past 5 years	Life of fundA
Institutional Class	16.83%	2.19%	5.97%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investors' attitude toward risk vacillated during the 12 months ending November 30, 2012, largely in rhythm with global economic and fiscal events. Markets tended to advance when the focus was on improving U.S. economic conditions, strong corporate earnings and potential solutions to the debt crisis in Europe. But markets declined when concerns about the eurozone and China's slowing economy emerged, as they did at various points during the period. Uncertainty around Election Day results and future fiscal policies also challenged the markets. Nonetheless, all four asset classes represented in the Composite index for Fidelity Advisor® Strategic Dividend & Income® Fund produced a double-digit gain for the year. The FTSE® NAREIT® Equity REITs Index led the way, rising 19.11%, as real estate industry fundamentals strengthened. Preferred stocks also performed well, with The BofA Merrill LynchSM Fixed Rate Preferred Securities Index gaining 14.34%, supported by their defensive characteristics when the markets corrected. Higher-yielding securities continued to enjoy a strong bid in the market, and the MSCI® USA High Dividend Yield Index advanced 14.31%. Meanwhile, convertible bonds staged a nice rebound from a tough 2011, as reflected in the 12.82% return of The BofA Merrill LynchSM All US Convertibles Index.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of Fidelity Advisor® Strategic Dividend and Income Fund® on June 1, 2012: For the year, the fund's Institutional Class shares returned 16.83%, versus 14.92% for the Fidelity Strategic Dividend and Income Composite IndexSM. Asset allocation slightly detracted from relative performance, due to a modest position in cash equivalents, where returns paled in contrast with a market producing double-digit gains. Apart from that positioning, asset allocation contributed across the four asset classes in which the fund invests. Security selection was the sole driver of the fund's outperformance. All four of the subportfolios in the fund beat their respective benchmark, with security selection adding value across the board. The biggest contributions came from the preferred stock and dividend-paying equity subportfolios, while security selection in the convertible securities and REITs subportfolios also provided a meaningful boost.

Annual Report

_________________________________________________

Note to Shareholders: Ford O'Neil became Co-Portfolio Manager on June 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 1,084.10	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.34%
Actual		$ 1,000.00	$ 1,082.60	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.76
Class B	1.90%
Actual		$ 1,000.00	$ 1,079.40	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.84%
Actual		$ 1,000.00	$ 1,079.60	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.80	$ 9.27
Strategic Dividend and Income	.79%
Actual		$ 1,000.00	$ 1,085.90	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,021.05	$ 3.99
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,085.10	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.95	$ 4.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.6	3.0
Chevron Corp.	2.2	2.4
Procter & Gamble Co.	2.1	1.9
Pfizer, Inc.	1.9	2.0
Verizon Communications, Inc.	1.8	0.0
Johnson & Johnson	1.8	1.4
Merck & Co., Inc.	1.7	1.5
The Coca-Cola Co.	1.6	1.7
Simon Property Group, Inc.	1.6	1.8
Microsoft Corp.	1.6	2.5
	18.9
Top Five Market Sectors as of November 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.5	29.7
Consumer Staples	11.2	11.7
Health Care	10.8	9.9
Energy	10.8	9.7
Information Technology	8.3	8.8
Asset Allocation (% of fund's net assets)
As of November 30, 2012 *		As of May 31, 2012 **
	Common Stocks 63.0%		Common Stocks 63.1%
	Preferred Stocks 9.9%		Preferred Stocks 10.5%
	Convertible Bonds 11.0%		Convertible Bonds 10.3%
	Other Investments 12.0%		Other Investments 10.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Foreign investments	6.1%	** Foreign investments	6.1%

Annual Report

Investments November 30, 2012

Showing Percentage of Net Assets

Corporate Bonds - 20.4%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16	$ 860,000	$ 1,265,576
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	260,000	400,426
MGM Mirage, Inc. 4.25% 4/15/15	2,770,000	2,834,056
		3,234,482
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	1,200,000	1,371,240
TOTAL CONSUMER DISCRETIONARY		5,871,298
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	537,269
Transocean, Inc. Series C, 1.5% 12/15/37	16,050,000	16,070,063
		16,607,332
Oil, Gas & Consumable Fuels - 1.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	4,830,000	4,322,850
Chesapeake Energy Corp. 2.5% 5/15/37	8,160,000	7,342,368
Massey Energy Co. 3.25% 8/1/15	8,800,000	8,321,500
Peabody Energy Corp. 4.75% 12/15/66	11,530,000	10,485,094
Pioneer Natural Resources Co. 2.875% 1/15/38	5,080,000	9,096,375
Western Refining, Inc. 5.75% 6/15/14	4,370,000	12,544,631
		52,112,818
TOTAL ENERGY		68,720,150
HEALTH CARE - 1.8%
Biotechnology - 0.5%
Amgen, Inc. 0.375% 2/1/13	6,030,000	6,945,806
Gilead Sciences, Inc. 1.625% 5/1/16	3,780,000	6,487,425
		13,433,231
Health Care Equipment & Supplies - 0.8%
Medtronic, Inc. 1.625% 4/15/13	18,640,000	18,699,648
Teleflex, Inc. 3.875% 8/1/17	5,130,000	6,489,450
		25,189,098
Health Care Providers & Services - 0.3%
WellPoint, Inc. 2.75% 10/15/42 (f)	7,700,000	7,969,269
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (f)	$ 2,000,000	$ 1,895,000
Medicis Pharmaceutical Corp. 1.375% 6/1/17	2,400,000	2,594,880
Mylan, Inc. 3.75% 9/15/15	1,380,000	2,905,176
		7,395,056
TOTAL HEALTH CARE		53,986,654
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.0%
Textron, Inc. 4.5% 5/1/13	220,000	395,384
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. 3.25% 6/1/14	19,640,000	24,379,132
Construction & Engineering - 0.5%
MasTec, Inc.:
4% 6/15/14	5,240,000	8,092,525
4.25% 12/15/14	3,460,000	5,501,400
		13,593,925
TOTAL INDUSTRIALS		38,368,441
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.5%
InterDigital, Inc. 2.5% 3/15/16	12,820,000	13,701,375
Computers & Peripherals - 0.9%
EMC Corp. 1.75% 12/1/13	4,110,000	6,452,289
SanDisk Corp.:
1% 5/15/13	4,730,000	4,703,985
1.5% 8/15/17	14,510,000	16,133,379
		27,289,653
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (f)	1,530,000	1,311,975
2.25% 6/1/42 (f)	1,300,000	1,234,480
		2,546,455
Internet Software & Services - 0.0%
VeriSign, Inc. 3.25% 8/15/37	550,000	638,344
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	$ 5,950,000	$ 6,530,125
Semiconductors & Semiconductor Equipment - 0.8%
GT Advanced Technologies, Inc. 3% 10/1/17	6,965,000	5,328,225
Intel Corp. 3.25% 8/1/39	7,420,000	8,542,646
Linear Technology Corp. 3% 5/1/27	1,820,000	1,888,341
Micron Technology, Inc. 3.125% 5/1/32 (f)	9,680,000	9,026,600
		24,785,812
Software - 1.0%
Electronic Arts, Inc. 0.75% 7/15/16	3,090,000	2,844,731
Microsoft Corp. 0% 6/15/13 (f)	13,650,000	13,735,313
Nuance Communications, Inc. 2.75% 11/1/31	9,830,000	10,776,138
Symantec Corp. 1% 6/15/13	410,000	446,080
		27,802,262
TOTAL INFORMATION TECHNOLOGY		103,294,026
MATERIALS - 1.5%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	6,600,000	6,509,580
Metals & Mining - 1.0%
Goldcorp, Inc. 2% 8/1/14	8,980,000	10,192,300
Newmont Mining Corp.:
1.25% 7/15/14	6,300,000	7,619,063
1.625% 7/15/17	5,240,000	6,838,200
Royal Gold, Inc. 2.875% 6/15/19	2,180,000	2,423,888
Stillwater Mining Co. 1.75% 10/15/32	1,800,000	1,965,654
		29,039,105
Paper & Forest Products - 0.3%
Rayonier TRS Holdings, Inc.:
4.5% 8/15/15 (f)	1,130,000	1,716,894
4.5% 8/15/15	3,660,000	5,560,913
		7,277,807
TOTAL MATERIALS		42,826,492
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6.5% 10/1/16	$ 1,040,000	$ 1,322,750
Wireless Telecommunication Services - 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	12,020,000	11,479,100
TOTAL TELECOMMUNICATION SERVICES		12,801,850
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 5.5% 6/15/29	270,000	480,951
TOTAL CONVERTIBLE BONDS		326,349,862
Nonconvertible Bonds - 9.4%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (f)	1,125,000	1,147,500
ServiceMaster Co. 8% 2/15/20	105,000	106,838
		1,254,338
Hotels, Restaurants & Leisure - 0.4%
ClubCorp Club Operations, Inc. 10% 12/1/18	660,000	730,950
FelCor Lodging LP 10% 10/1/14	2,299,000	2,603,618
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	4,120,769
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,408,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	450,000	496,688
		11,360,025
Household Durables - 0.1%
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	3,000,000	3,060,000
Media - 0.6%
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	150,000	154,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	6,895,000	7,360,413
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	6,400,000	6,960,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	$ 435,000	$ 445,875
WMG Acquisition Corp. 11.5% 10/1/18	1,340,000	1,510,850
		16,431,263
TOTAL CONSUMER DISCRETIONARY		32,105,626
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	3,165,000	3,346,988
Rite Aid Corp. 9.5% 6/15/17	10,165,000	10,431,831
Tops Markets LLC 10.125% 10/15/15	6,135,000	6,441,750
		20,220,569
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Alon Refining Krotz Springs, Inc. 13.5% 10/15/14	5,017,000	5,368,190
Alpha Natural Resources, Inc. 6% 6/1/19	5,985,000	5,311,688
Forest Oil Corp. 7.25% 6/15/19	1,775,000	1,770,563
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)	4,415,000	4,613,675
Western Refining, Inc. 11.25% 6/15/17 (f)	7,236,000	7,959,600
		25,023,716
FINANCIALS - 5.4%
Capital Markets - 0.3%
Chase Capital II 0.8128% 2/1/27 (h)	9,900,000	7,748,077
JPMorgan Chase Capital XXIII 1.31% 5/15/77 (h)	2,500,000	1,845,178
Lehman Brothers Holdings, Inc. 1.1415% (d)(h)	1,000,000	0
		9,593,255
Commercial Banks - 2.3%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	2,007,500
Corestates Capital II 0.9903% 1/15/27 (f)(h)	3,000,000	2,478,402
Corestates Capital III 0.88% 2/15/27 (f)(h)	3,960,000	3,247,200
First Maryland Capital I 1.3403% 1/15/27 (h)	2,500,000	2,021,038
First Maryland Capital II 1.1628% 2/1/27 (h)	4,100,000	3,241,866
JPMorgan Chase Capital XXI 1.2628% 1/15/87 (h)	12,500,000	9,331,913
PNC Capital Trust C 0.9883% 6/1/28 (h)	9,000,000	7,433,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
PNC Preferred Funding Trust III 8.7% (f)(g)(h)	$ 4,315,000	$ 4,356,079
Wachovia Capital Trust II 0.8403% 1/15/27 (h)	32,014,000	26,251,480
Wells Fargo Capital II 0.8133% 1/30/27 (h)	5,930,000	4,899,040
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,012,500
		66,280,631
Consumer Finance - 0.3%
Ally Financial, Inc. 3.125% 1/15/16	4,500,000	4,511,250
GMAC LLC 8% 11/1/31	3,900,000	4,933,500
		9,444,750
Diversified Financial Services - 2.5%
Central Fidelity Capital Trust I 1.3403% 4/15/27 (h)	2,500,000	2,063,980
CIT Group, Inc. 6.625% 4/1/18 (f)	1,950,000	2,184,000
General Electric Capital Corp.:
6.25% (g)(h)	5,000,000	5,387,500
7.125% (g)(h)	10,000,000	11,250,000
Goldman Sachs Capital II 4% (g)(h)	20,953,000	16,260,576
Goldman Sachs Capital III 4% (g)(h)	18,715,000	14,422,528
ILFC E-Capital Trust I 4.519% 12/21/65 (f)(h)	16,945,000	11,522,600
JPMorgan Chase Capital XIII 1.3123% 9/30/34 (h)	2,750,000	2,149,725
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,729,772
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)	2,570,000	2,711,350
		73,682,031
TOTAL FINANCIALS		159,000,667
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,360,000	1,448,400
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.2%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(h)	5,623,000	5,763,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
International Lease Finance Corp.:
8.25% 12/15/20	$ 705,000	$ 820,692
8.625% 9/15/15	5,000,000	5,550,000
8.875% 9/1/17	3,000,000	3,480,000
		9,850,692
TOTAL INDUSTRIALS		15,614,267
MATERIALS - 0.3%
Metals & Mining - 0.1%
New Gold, Inc. 6.25% 11/15/22 (f)	1,680,000	1,722,000
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18	6,686,000	7,638,755
TOTAL MATERIALS		9,360,755
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.875% 11/15/28	3,015,000	3,105,450
Wireless Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	2,670,000	2,816,850
Sprint Nextel Corp.:
6% 12/1/16	4,660,000	5,056,100
7% 8/15/20	1,500,000	1,616,250
		9,489,200
TOTAL TELECOMMUNICATION SERVICES		12,594,650
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. 6.625% 3/15/23 (f)	845,000	874,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 3,000,000	$ 3,240,000
TOTAL UTILITIES		4,114,575
TOTAL NONCONVERTIBLE BONDS		279,483,225
TOTAL CORPORATE BONDS (Cost $586,440,769)		605,833,087
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.12% 12/20/12 (Cost $449,971)	450,000	449,984
Common Stocks - 63.0%
	Shares
CONSUMER DISCRETIONARY - 3.8%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	246,600	4,446,198
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	77,600	2,324,120
Cedar Fair LP (depository unit)	124,800	4,122,144
Darden Restaurants, Inc.	88,300	4,669,304
Las Vegas Sands Corp.	32,400	1,511,460
McDonald's Corp.	259,900	22,621,696
Wyndham Worldwide Corp.	33,800	1,659,242
		36,907,966
Household Durables - 0.1%
Whirlpool Corp.	22,200	2,260,848
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	145,900	2,019,256
Comcast Corp. Class A	314,100	11,678,238
Time Warner Cable, Inc.	118,100	11,206,509
Time Warner, Inc.	309,900	14,658,270
		39,562,273
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Foot Locker, Inc.	78,400	$ 2,809,856
Home Depot, Inc.	227,000	14,770,890
Lowe's Companies, Inc.	144,900	5,229,441
		22,810,187
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	37,800	6,067,278
TOTAL CONSUMER DISCRETIONARY		112,054,750
CONSUMER STAPLES - 10.4%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	80,800	7,107,976
Diageo PLC sponsored ADR	48,300	5,775,231
Dr. Pepper Snapple Group, Inc.	135,800	6,090,630
PepsiCo, Inc.	519,000	36,438,990
SABMiller PLC	61,500	2,785,999
The Coca-Cola Co.	1,284,300	48,700,656
		106,899,482
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	521,100	37,529,622
Food Products - 0.9%
Danone SA	45,600	2,892,605
Ingredion, Inc.	25,000	1,623,750
Kellogg Co.	143,300	7,947,418
Mondelez International, Inc. (a)	518,600	13,426,554
		25,890,327
Household Products - 2.7%
Colgate-Palmolive Co.	63,100	6,846,350
Procter & Gamble Co.	915,458	63,926,432
Reckitt Benckiser Group PLC	121,100	7,615,299
Spectrum Brands Holdings, Inc.	37,300	1,784,059
		80,172,140
Tobacco - 2.0%
Altria Group, Inc.	105,900	3,580,479
British American Tobacco PLC sponsored ADR	57,700	6,083,311
Imperial Tobacco Group PLC	51,781	2,071,534
KT&G Corp.	18,812	1,489,320
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	45,300	$ 5,488,548
Philip Morris International, Inc.	456,318	41,013,862
		59,727,054
TOTAL CONSUMER STAPLES		310,218,625
ENERGY - 7.6%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	145,600	8,478,288
Oil, Gas & Consumable Fuels - 7.3%
ARC Resources Ltd. (e)	61,800	1,547,877
Atlas Pipeline Partners LP	112,600	3,714,674
Chevron Corp.	618,500	65,369,265
ConocoPhillips	410,200	23,356,788
ENI SpA sponsored ADR	96,500	4,576,995
Enterprise Products Partners LP	44,300	2,296,069
EQT Corp.	92,700	5,567,562
EV Energy Partners LP	59,900	3,635,930
Exxon Mobil Corp.	883,700	77,889,305
Marathon Petroleum Corp.	63,450	3,777,813
Markwest Energy Partners LP	30,400	1,571,072
Murphy Oil Corp.	52,800	2,995,872
Northern Tier Energy LP Class A	57,900	1,349,070
PetroBakken Energy Ltd. Class A	51,700	558,455
Royal Dutch Shell PLC Class A sponsored ADR	165,200	11,063,444
Southcross Energy Partners LP	47,900	1,124,692
The Williams Companies, Inc.	195,300	6,413,652
		216,808,535
TOTAL ENERGY		225,286,823
FINANCIALS - 17.0%
Capital Markets - 0.4%
BlackRock, Inc. Class A	49,400	9,733,776
The Blackstone Group LP	200,200	2,940,938
		12,674,714
Commercial Banks - 1.2%
Australia & New Zealand Banking Group Ltd.	1,469	37,345
BB&T Corp.	72,500	2,042,325
City National Corp.	32,900	1,601,901
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	99,100	$ 2,932,369
Commerce Bancshares, Inc.	45,675	1,634,252
FirstMerit Corp.	236,600	3,331,328
Huntington Bancshares, Inc.	262,300	1,613,145
M&T Bank Corp.	93,700	9,157,301
U.S. Bancorp	130,000	4,193,800
UMB Financial Corp.	29,000	1,229,020
Wells Fargo & Co.	199,900	6,598,699
		34,371,485
Diversified Financial Services - 0.0%
NYSE Euronext	60,800	1,419,680
Insurance - 2.1%
ACE Ltd.	48,300	3,826,809
AFLAC, Inc.	145,800	7,725,942
Allied World Assurance Co. Holdings Ltd.	24,700	2,004,899
Axis Capital Holdings Ltd.	151,600	5,453,052
Direct Line Insurance Grup PLC	250,000	812,090
MetLife, Inc.	418,700	13,896,653
MetLife, Inc. unit	265,500	11,801,475
Prudential Financial, Inc.	205,000	10,684,600
The Travelers Companies, Inc.	101,600	7,195,312
		63,400,832
Real Estate Investment Trusts - 13.1%
Acadia Realty Trust (SBI)	242,777	6,025,725
Apartment Investment & Management Co. Class A	155,570	3,900,140
AvalonBay Communities, Inc.	49,248	6,490,394
Boston Properties, Inc.	150,896	15,486,456
Camden Property Trust (SBI)	233,062	15,312,173
CBL & Associates Properties, Inc.	626,354	14,099,229
Cedar Shopping Centers, Inc.	528,793	2,866,058
Chesapeake Lodging Trust	397,751	7,505,561
Cousins Properties, Inc.	225,640	1,852,504
DCT Industrial Trust, Inc.	624,100	3,900,625
Douglas Emmett, Inc.	399,001	9,061,313
Education Realty Trust, Inc.	927,330	9,560,772
Equity One, Inc.	428,848	8,864,288
Equity Residential (SBI)	142,217	7,894,466
Essex Property Trust, Inc.	102,202	14,358,359
Excel Trust, Inc.	84,777	1,008,846
First Potomac Realty Trust	129,400	1,517,862
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	344,756	$ 6,677,924
Glimcher Realty Trust	480,743	5,153,565
HCP, Inc.	322,039	14,507,857
Health Care REIT, Inc.	88,496	5,211,529
Highwoods Properties, Inc. (SBI)	302,048	9,738,028
Home Properties, Inc.	150,417	8,858,057
Host Hotels & Resorts, Inc.	526,523	7,734,623
Kimco Realty Corp.	223,419	4,303,050
Kite Realty Group Trust	404,434	2,159,678
Lexington Corporate Properties Trust	530,200	5,084,618
National Retail Properties, Inc.	324,462	9,967,473
Prologis, Inc.	731,071	24,812,550
Public Storage	179,409	25,232,082
Retail Properties America, Inc.	214,400	2,632,832
Sabra Health Care REIT, Inc.	199,143	4,321,403
Simon Property Group, Inc.	314,115	47,786,315
SL Green Realty Corp.	226,423	17,067,766
Sovran Self Storage, Inc.	45,149	2,789,757
Stag Industrial, Inc.	183,500	3,458,975
Sun Communities, Inc.	72,592	2,802,051
Sunstone Hotel Investors, Inc. (a)	769,262	7,938,784
Tanger Factory Outlet Centers, Inc.	65,200	2,143,776
Ventas, Inc.	488,741	31,108,365
Vornado Realty Trust	99,514	7,605,855
		388,801,684
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	185,014	3,502,315
Forest City Enterprises, Inc. Class A (a)	117,900	1,774,395
		5,276,710
TOTAL FINANCIALS		505,945,105
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Amgen, Inc.	129,900	11,535,120
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	153,200	10,152,564
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	182,438	4,663,115
Cardinal Health, Inc.	36,700	1,484,515
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	249,510	$ 5,643,916
Quest Diagnostics, Inc.	49,600	2,865,888
UnitedHealth Group, Inc.	52,000	2,828,280
		17,485,714
Pharmaceuticals - 7.2%
Abbott Laboratories	192,400	12,506,000
Eli Lilly & Co.	392,700	19,258,008
GlaxoSmithKline PLC sponsored ADR	184,350	7,928,894
Johnson & Johnson	778,044	54,253,008
Merck & Co., Inc.	1,117,890	49,522,527
Pfizer, Inc.	2,233,300	55,877,166
Roche Holding AG sponsored ADR	160,600	7,903,126
Sanofi SA sponsored ADR	162,200	7,237,364
		214,486,093
TOTAL HEALTH CARE		253,659,491
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	117,300	7,194,009
Raytheon Co.	142,500	8,141,025
The Boeing Co.	98,500	7,316,580
United Technologies Corp.	35,300	2,827,883
		25,479,497
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	198,000	14,475,780
Commercial Services & Supplies - 0.4%
Corrections Corp. of America	82,700	2,803,530
Covanta Holding Corp.	77,200	1,457,536
Republic Services, Inc.	88,100	2,508,207
Steelcase, Inc. Class A	150,200	1,748,328
Waste Management, Inc.	123,100	4,009,367
		12,526,968
Industrial Conglomerates - 1.1%
3M Co.	226,900	20,636,555
General Electric Co.	635,653	13,431,348
		34,067,903
Machinery - 0.4%
Cummins, Inc.	17,300	1,698,168
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	121,600	$ 7,486,912
Stanley Black & Decker, Inc.	42,700	3,070,557
		12,255,637
Road & Rail - 0.1%
Norfolk Southern Corp.	53,700	3,242,406
TOTAL INDUSTRIALS		102,048,191
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,624,900	30,726,859
Motorola Solutions, Inc.	75,200	4,094,640
		34,821,499
Computers & Peripherals - 0.0%
Dell, Inc.	146,000	1,407,440
IT Services - 0.8%
Accenture PLC Class A	128,000	8,693,760
Automatic Data Processing, Inc.	119,700	6,794,172
Paychex, Inc.	283,000	9,208,820
		24,696,752
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	227,000	9,216,200
Intel Corp.	612,800	11,992,496
Linear Technology Corp.	135,100	4,483,969
Maxim Integrated Products, Inc.	146,100	4,264,659
Texas Instruments, Inc.	106,100	3,126,767
		33,084,091
Software - 1.7%
Activision Blizzard, Inc.	252,000	2,882,880
Microsoft Corp.	1,743,400	46,409,308
		49,292,188
TOTAL INFORMATION TECHNOLOGY		143,301,970
MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	34,800	2,886,312
E.I. du Pont de Nemours & Co.	307,300	13,256,922
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	46,100	$ 2,805,185
LyondellBasell Industries NV Class A	149,600	7,439,608
		26,388,027
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	209,800	8,184,298
Paper & Forest Products - 0.2%
International Paper Co.	158,100	5,871,834
TOTAL MATERIALS		40,444,159
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,232,200	54,364,664
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	4,003,000	10,326,281
Vodafone Group PLC sponsored ADR	160,400	4,138,320
		14,464,601
TOTAL TELECOMMUNICATION SERVICES		68,829,265
UTILITIES - 3.8%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	184,100	7,851,865
Edison International	268,600	12,215,928
FirstEnergy Corp.	272,800	11,583,088
NextEra Energy, Inc.	263,300	18,091,343
Northeast Utilities	334,500	12,958,530
Pepco Holdings, Inc.	221,000	4,362,540
Pinnacle West Capital Corp.	50,000	2,573,000
PPL Corp.	203,192	5,963,685
Southern Co.	265,400	11,558,170
		87,158,149
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	252,700	4,985,771
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	235,800	$ 9,656,010
Sempra Energy	164,400	11,248,248
		25,890,029
TOTAL UTILITIES		113,048,178
TOTAL COMMON STOCKS (Cost $1,733,302,121)		1,874,836,557
Preferred Stocks - 9.9%

Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Co. 4.75%	393,384	15,920,250
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	3,644	3,903,635
TOTAL CONSUMER DISCRETIONARY		19,823,885
FINANCIALS - 0.7%
Capital Markets - 0.0%
AMG Capital Trust I 5.10%	23,800	1,264,494
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	8,190	10,122,840
Diversified Financial Services - 0.3%
Bank of America Corp. Series L, 7.25%	6,960	7,746,480
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	59,100	3,333,606
TOTAL FINANCIALS		22,467,420
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,612	2,459,214
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	9,908	10,366,245
TOTAL HEALTH CARE		12,825,459
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	126,800	$ 6,938,496
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	107,500	5,673,979
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 5.00%	11,800	1,299,298
TOTAL INDUSTRIALS		13,911,773
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.:
5.889%	174,400	8,711,280
7.00%	29,000	1,551,500
Series E, 5.599%	37,000	1,852,220
PPL Corp. 8.75%	173,400	9,406,950
		21,521,950
TOTAL CONVERTIBLE PREFERRED STOCKS		90,550,487
Nonconvertible Preferred Stocks - 6.9%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	2,926,875
FINANCIALS - 6.1%
Capital Markets - 0.6%
Affiliated Managers Group, Inc.:
5.25%	100,000	2,515,000
6.375%	87,150	2,227,554
Goldman Sachs Group, Inc.:
5.95% (a)	65,219	1,613,518
Series C, 4.9931%	40,000	850,800
Series D 4.00%	361,960	7,539,627
Morgan Stanley Capital I Trust 6.60%	140,000	3,505,600
		18,252,099
Commercial Banks - 1.2%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,175,280
Series 4, 7.75%	247,800	6,244,560
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC: - continued
Series 5, 8.125%	25,000	$ 639,250
First Tennessee Bank NA, Memphis 3.90% (f)	8,500	5,780,000
HSBC Holdings PLC Series B, 8.00%	45,400	1,257,580
PNC Financial Services Group, Inc. Series Q, 5.375%	60,000	1,492,800
U.S. Bancorp Series A, 3.50%	21,960	18,885,600
		35,475,070
Consumer Finance - 1.5%
Ally Financial, Inc. 7.00% (f)	44,758	43,303,365
HSBC USA, Inc. Series H, 6.50%	100,000	2,555,000
		45,858,365
Diversified Financial Services - 1.7%
Bank of America Corp.:
Series 4, 4.00%	80,000	1,755,200
Series D, 6.204%	45,000	1,116,000
Series H, 8.20%	493,015	12,547,232
Citigroup Capital VIII 6.95%	136,811	3,483,208
General Electric Capital Corp.:
4.875% (a)	140,000	3,500,000
6.05%	40,000	1,030,400
GMAC Capital Trust I Series 2, 8.125%	825,698	21,509,433
JPMorgan Chase Capital XXIX 6.70%	155,000	4,008,300
		48,949,773
Insurance - 0.4%
AFLAC, Inc. 5.50%	120,000	3,025,200
Hartford Financial Services Group, Inc. 7.875%	100,000	2,787,000
MetLife, Inc. Series B, 6.50%	241,000	6,082,840
		11,895,040
Real Estate Investment Trusts - 0.7%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,331,000
Health Care REIT, Inc. Series J, 6.50%	12,000	320,520
Hersha Hospitality Trust Series B, 8.00%	48,200	1,259,948
Hospitality Properties Trust Series D, 7.125%	60,000	1,578,600
Kimco Realty Corp. Series K, 5.625% (a)	120,000	3,000,000
Public Storage:
Series T, 5.75%	44,000	1,162,040
Series V, 5.375% (a)	200,000	5,114,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. Series I, 6.50%	60,000	$ 1,516,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,863,571
		21,146,479
TOTAL FINANCIALS		181,576,826
UTILITIES - 0.7%
Electric Utilities - 0.7%
Duquesne Light Co. 6.50%	141,050	7,123,025
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	160,000	4,000,000
Southern California Edison Co.:
6.125%	35,000	3,526,250
Series C, 6.00%	42,500	4,285,862
Series D, 6.50%	12,500	1,317,188
		20,252,325
TOTAL NONCONVERTIBLE PREFERRED STOCKS		204,756,026
TOTAL PREFERRED STOCKS (Cost $276,864,845)		295,306,513
Floating Rate Loans - 0.4%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon USA Energy, Inc. Tranche B, term loan 10% 11/13/18 (h)	$ 45,887	46,117
Alon USA Partners LP term loan 9.25% 11/13/18 (h)	397,222	393,250
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	2,300,000	2,259,750
		2,699,117
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2LN, term loan 9% 5/24/19 (h)	3,000,637	3,083,154
Floating Rate Loans - continued
	Principal Amount	Value
MATERIALS - 0.2%
Chemicals - 0.2%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	$ 6,303,325	$ 6,413,633
TOTAL FLOATING RATE LOANS (Cost $12,074,368)		12,195,904
Preferred Securities - 2.2%

FINANCIALS - 2.2%
Commercial Banks - 1.4%
PNC Financial Services Group, Inc. 6.75% (g)(h)	1,500,000	1,724,817
PNC Preferred Funding Trust I 2.0388% (f)(g)(h)	23,450,000	19,916,384
SunTrust Preferred Capital I 4% 12/15/49 (h)	3,866,000	3,142,909
USB Capital IX 3.5% (g)(h)	18,125,000	16,304,696
		41,088,806
Diversified Financial Services - 0.8%
Bank of America Corp. 8% (g)(h)	460,000	518,400
JPMorgan Chase & Co. 7.9% (g)(h)	6,250,000	7,185,665
PNC Preferred Funding Trust II 1.6113% (f)(g)(h)	12,486,000	10,780,564
Wachovia Capital Trust III 5.5698% (g)(h)	5,591,000	5,601,696
		24,086,325
TOTAL PREFERRED SECURITIES (Cost $58,048,756)		65,175,131
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	156,080,395	$ 156,080,395
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,824,621	1,824,621
TOTAL MONEY MARKET FUNDS (Cost $157,905,016)		157,905,016
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,825,085,846)		3,011,702,192
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(36,650,112)
NET ASSETS - 100%		$ 2,975,052,080
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,495,970 or 7.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,804
Fidelity Securities Lending Cash Central Fund	83,744
Total	$ 293,548
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,878,635	$ 127,975,000	$ 3,903,635	$ -
Consumer Staples	313,145,500	310,218,625	2,926,875	-
Energy	225,286,823	225,286,823	-	-
Financials	709,989,351	638,006,411	71,982,940	-
Health Care	266,484,950	256,118,705	10,366,245	-
Industrials	115,959,964	110,285,985	5,673,979	-
Information Technology	143,301,970	143,301,970	-	-
Materials	40,444,159	40,444,159	-	-
Telecommunication Services	68,829,265	58,502,984	10,326,281	-
Utilities	154,822,453	114,599,678	40,222,775	-
Corporate Bonds	605,833,087	-	605,833,087	-
U.S. Government and Government Agency Obligations	449,984	-	449,984	-
Floating Rate Loans	12,195,904	-	12,195,904	-
Preferred Securities	65,175,131	-	65,175,131	-
Money Market Funds	157,905,016	157,905,016	-	-
Total Investments in Securities:	$ 3,011,702,192	$ 2,182,645,356	$ 829,056,836	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	3.2%
BBB	6.6%
BB	5.4%
B	5.1%
CCC,CC,C	0.9%
Not Rated	1.8%
Equities	72.9%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012

Assets
Investment in securities, at value (including securities loaned of $1,749,667) - See accompanying schedule: Unaffiliated issuers (cost $2,667,180,830)	$ 2,853,797,176
Fidelity Central Funds (cost $157,905,016)	157,905,016
Total Investments (cost $2,825,085,846)		$ 3,011,702,192
Cash		249,963
Receivable for investments sold		35,875,849
Receivable for fund shares sold		8,669,824
Dividends receivable		8,456,649
Interest receivable		6,775,141
Distributions receivable from Fidelity Central Funds		28,322
Prepaid expenses		10,169
Other receivables		20,991
Total assets		3,071,789,100

Liabilities
Payable for investments purchased	$ 83,777,867
Payable for fund shares redeemed	8,739,142
Accrued management fee	1,359,649
Distribution and service plan fees payable	250,072
Other affiliated payables	549,518
Other payables and accrued expenses	236,151
Collateral on securities loaned, at value	1,824,621
Total liabilities		96,737,020

Net Assets		$ 2,975,052,080
Net Assets consist of:
Paid in capital		$ 2,911,524,710
Undistributed net investment income		14,082,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(137,172,601)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,617,614
Net Assets		$ 2,975,052,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($353,725,874 ÷ 28,890,945 shares)	$ 12.24

Maximum offering price per share (100/94.25 of $12.24)	$ 12.99
Class T: Net Asset Value and redemption price per share ($123,394,579 ÷ 10,082,878 shares)	$ 12.24

Maximum offering price per share (100/96.50 of $12.24)	$ 12.68
Class B: Net Asset Value and offering price per share ($13,962,001 ÷ 1,142,611 shares)A	$ 12.22

Class C: Net Asset Value and offering price per share ($140,428,417 ÷ 11,506,887 shares)A	$ 12.20

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,190,088,556÷ 178,066,839 shares)	$ 12.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,452,653 ÷ 12,496,161 shares)	$ 12.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2012

Investment Income
Dividends		$ 67,138,204
Interest		20,770,133
Income from Fidelity Central Funds		293,548
Total income		88,201,885

Expenses
Management fee	$ 13,281,368
Transfer agent fees	4,873,140
Distribution and service plan fees	2,331,888
Accounting and security lending fees	714,997
Custodian fees and expenses	66,995
Independent trustees' compensation	8,090
Registration fees	448,758
Audit	64,347
Legal	5,673
Miscellaneous	12,553
Total expenses before reductions	21,807,809
Expense reductions	(64,839)	21,742,970
Net investment income (loss)		66,458,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,330,607
Investment not meeting investment restrictions	22,376
Foreign currency transactions	(67,221)
Futures contracts	2,366,889
Total net realized gain (loss)		97,652,651
Change in net unrealized appreciation (depreciation) on: Investment securities	161,590,677
Assets and liabilities in foreign currencies	2,323
Futures contracts	(729,293)
Total change in net unrealized appreciation (depreciation)		160,863,707
Net gain (loss)		258,516,358
Net increase (decrease) in net assets resulting from operations		$ 324,975,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,458,915	$ 28,744,067
Net realized gain (loss)	97,652,651	(204,795)
Change in net unrealized appreciation (depreciation)	160,863,707	47,749,402
Net increase (decrease) in net assets resulting from operations	324,975,273	76,288,674
Distributions to shareholders from net investment income	(58,382,786)	(27,801,821)
Share transactions - net increase (decrease)	1,260,938,289	643,900,038
Total increase (decrease) in net assets	1,527,530,776	692,386,891

Net Assets
Beginning of period	1,447,521,304	755,134,413
End of period (including undistributed net investment income of $14,082,357 and undistributed net investment income of $6,866,560, respectively)	$ 2,975,052,080	$ 1,447,521,304

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.23	$ 9.13	$ 6.87	$ 13.28
Income from Investment Operations
Net investment income (loss) C	.31	.30	.23 F	.23	.23
Net realized and unrealized gain (loss)	1.45	.55	1.05	2.25	(5.77)
Total from investment operations	1.76	.85	1.28	2.48	(5.54)
Distributions from net investment income	(.29)	(.31)	(.18)	(.22)	(.26)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.29)	(.31)	(.18)	(.22)	(.87)
Net asset value, end of period	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Total Return A,B	16.47%	8.30%	14.16%	37.12%	(44.44)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of fee waivers, if any	1.09%	1.14%	1.16%	1.21%	1.11%
Expenses net of all reductions	1.09%	1.14%	1.16%	1.21%	1.11%
Net investment income (loss)	2.60%	2.76%	2.38% F	3.08%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,726	$ 125,190	$ 77,340	$ 74,580	$ 70,691
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.22	$ 9.12	$ 6.87	$ 13.26
Income from Investment Operations
Net investment income (loss) C	.28	.27	.21 F	.21	.20
Net realized and unrealized gain (loss)	1.44	.56	1.05	2.25	(5.75)
Total from investment operations	1.72	.83	1.26	2.46	(5.55)
Distributions from net investment income	(.25)	(.28)	(.16)	(.21)	(.23)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.25)	(.28)	(.16)	(.21)	(.84)
Net asset value, end of period	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Total Return A,B	16.16%	8.14%	13.92%	36.63%	(44.51)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of fee waivers, if any	1.35%	1.37%	1.39%	1.45%	1.35%
Expenses net of all reductions	1.35%	1.37%	1.39%	1.45%	1.35%
Net investment income (loss)	2.34%	2.52%	2.16% F	2.84%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,395	$ 78,994	$ 59,931	$ 60,134	$ 58,677
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.20	$ 9.10	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.21	.21	.16 F	.17	.14
Net realized and unrealized gain (loss)	1.45	.55	1.05	2.25	(5.75)
Total from investment operations	1.66	.76	1.21	2.42	(5.61)
Distributions from net investment income	(.19)	(.21)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.19)	(.21)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Total Return A,B	15.51%	7.48%	13.31%	36.06%	(44.88)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of fee waivers, if any	1.91%	1.93%	1.94%	1.98%	1.92%
Expenses net of all reductions	1.91%	1.92%	1.94%	1.98%	1.91%
Net investment income (loss)	1.78%	1.97%	1.60% F	2.31%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,962	$ 12,754	$ 15,442	$ 16,098	$ 15,375
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 10.21	$ 9.11	$ 6.85	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.22	.22	.16 F	.18	.14
Net realized and unrealized gain (loss)	1.44	.55	1.05	2.25	(5.75)
Total from investment operations	1.66	.77	1.21	2.43	(5.61)
Distributions from net investment income	(.21)	(.23)	(.11)	(.17)	(.16)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.21)	(.23)	(.11)	(.17)	(.77)
Net asset value, end of period	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Total Return A,B	15.54%	7.54%	13.33%	36.15%	(44.87)%
Ratios to Average Net Assets D,G
Expenses before reductions	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of fee waivers, if any	1.84%	1.88%	1.91%	1.96%	1.88%
Expenses net of all reductions	1.84%	1.87%	1.91%	1.96%	1.88%
Net investment income (loss)	1.85%	2.02%	1.63% F	2.33%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,428	$ 59,464	$ 39,889	$ 39,920	$ 42,499
Portfolio turnover rate E	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.27	$ 9.16	$ 6.90	$ 13.33
Income from Investment Operations
Net investment income (loss) B	.34	.33	.27 E	.26	.26
Net realized and unrealized gain (loss)	1.45	.56	1.05	2.25	(5.78)
Total from investment operations	1.79	.89	1.32	2.51	(5.52)
Distributions from net investment income	(.31)	(.34)	(.21)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.31)	(.34)	(.21)	(.25)	(.91)
Net asset value, end of period	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Total Return A	16.77%	8.69%	14.57%	37.37%	(44.24)%
Ratios to Average Net Assets C,F
Expenses before reductions	.81%	.84%	.86%	.93%	.81%
Expenses net of fee waivers, if any	.81%	.84%	.86%	.93%	.81%
Expenses net of all reductions	.80%	.84%	.86%	.92%	.81%
Net investment income (loss)	2.89%	3.06%	2.68% E	3.36%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401	$ 392,340
Portfolio turnover rate D	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.26	$ 9.15	$ 6.89	$ 13.31
Income from Investment Operations
Net investment income (loss) B	.34	.33	.27 E	.25	.26
Net realized and unrealized gain (loss)	1.46	.55	1.06	2.26	(5.77)
Total from investment operations	1.80	.88	1.33	2.51	(5.51)
Distributions from net investment income	(.32)	(.34)	(.22)	(.25)	(.30)
Distributions from net realized gain	-	-	-	-	(.61)
Total distributions	(.32)	(.34)	(.22)	(.25)	(.91)
Net asset value, end of period	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Total Return A	16.83%	8.61%	14.61%	37.44%	(44.23)%
Ratios to Average Net Assets C,F
Expenses before reductions	.81%	.83%	.83%	.91%	.83%
Expenses net of fee waivers, if any	.81%	.83%	.83%	.91%	.83%
Expenses net of all reductions	.81%	.82%	.83%	.91%	.83%
Net investment income (loss)	2.88%	3.07%	2.71% E	3.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,453	$ 32,356	$ 19,705	$ 16,397	$ 18,141
Portfolio turnover rate D	50%	56%	130%	100%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2012

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of November 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards, futures transactions, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 240,521,173
Gross unrealized depreciation	(56,122,306)
Net unrealized appreciation (depreciation) on securities and other investments	$ 184,398,867
Tax Cost	$ 2,827,303,325

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,240,074
Capital loss carryforward	$ (133,567,493)
Net unrealized appreciation (depreciation)	$ 184,400,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	(132,525,473)
2019	(1,042,020)
Total capital loss carryforward	$ (133,567,493)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2012	November 30, 2011
Ordinary Income	$ 58,382,786	$ 27,801,821

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period, the Fund recognized net realized gain (loss) of $2,366,889 and a change in net unrealized appreciation (depreciation) of $(729,293) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,315,974,271 and $1,107,011,664, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 620,165	$ 36,334
Class T	.25%	.25%	518,794	2,015
Class B	.75%	.25%	140,161	105,317
Class C	.75%	.25%	1,052,768	435,904
			$ 2,331,888	$ 579,570

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 430,234
Class T	68,324
Class B*	17,376
Class C*	17,078
$ 533,012

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 583,903.23
Class T	249,632.24
Class B	42,595.30
Class C	250,222.24
Strategic Dividend and Income	3,542,369.20
Institutional Class	204,419.20
	$ 4,873,140

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,117 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,704 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $83,744. During the period, there were no securities loaned to FCM.

Annual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64,643 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $196.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2012	2011
From net investment income
Class A	$ 5,694,746	$ 2,587,613
Class T	2,191,209	1,704,694
Class B	221,175	280,877
Class C	1,765,285	1,020,378
Strategic Dividend and Income	46,042,179	21,465,836
Institutional Class	2,468,192	742,423
Total	$ 58,382,786	$ 27,801,821

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2012	2011	2012	2011
Class A
Shares sold	21,215,243	6,370,733	$ 249,241,343	$ 68,969,904
Reinvestment of distributions	402,804	204,832	4,728,371	2,192,524
Shares redeemed	(4,345,902)	(2,516,846)	(51,525,276)	(27,167,536)
Net increase (decrease)	17,272,145	4,058,719	$ 202,444,438	$ 43,994,892
Class T
Shares sold	4,187,256	2,579,895	$ 49,247,460	$ 28,319,919
Reinvestment of distributions	167,848	139,144	1,952,936	1,487,091
Shares redeemed	(1,607,633)	(1,246,104)	(19,046,448)	(13,509,244)
Net increase (decrease)	2,747,471	1,472,935	$ 32,153,948	$ 16,297,766
Class B
Shares sold	345,414	243,843	$ 3,980,028	$ 2,694,364
Reinvestment of distributions	15,998	21,552	184,295	228,996
Shares redeemed	(405,263)	(593,164)	(4,735,580)	(6,445,266)
Net increase (decrease)	(43,851)	(327,769)	$ (571,257)	$ (3,521,906)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2012	2011	2012	2011
Class C
Shares sold	7,747,195	2,565,526	$ 90,662,898	$ 27,603,949
Reinvestment of distributions	123,791	79,045	1,445,283	845,026
Shares redeemed	(1,896,034)	(1,020,386)	(22,335,151)	(11,057,139)
Net increase (decrease)	5,974,952	1,624,185	$ 69,773,030	$ 17,391,836
Strategic Dividend and Income
Shares sold	116,328,586	77,518,553	$ 1,362,994,048	$ 830,288,118
Reinvestment of distributions	3,588,133	1,785,084	42,115,378	19,078,089
Shares redeemed	(47,124,625)	(26,893,398)	(559,602,248)	(291,523,663)
Net increase (decrease)	72,792,094	52,410,239	$ 845,507,178	$ 557,842,544
Institutional Class
Shares sold	12,936,377	2,029,007	$ 151,680,912	$ 21,927,808
Reinvestment of distributions	130,170	53,967	1,540,732	579,663
Shares redeemed	(3,565,221)	(1,009,445)	(41,590,692)	(10,612,565)
Net increase (decrease)	9,501,326	1,073,529	$ 111,630,952	$ 11,894,906

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 15, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affliliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 454 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 15%, 81%, 84%, and 83% of the dividends distributed in December 2011, April 2012, July 2012 and October 2012, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 36%, 89%, 92%, and 92% of the dividends distributed in December 2011, April 2012, July 2012 and October 2012, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Institutional Class and the retail class ranked below its competitive median for 2011, the total expense ratio of Class C ranked equal to its competitive median for 2011, and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDII-UANN-0113
1.802531.108

Item 2. Code of Ethics

As of the end of the period, November 30, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the "Fund"):

Services Billed by PwC

November 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$55,000	$-	$5,500	$2,400

November 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$50,000	$-	$5,500	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2012A	November 30, 2011A
Audit-Related Fees	$5,130,000	$3,505,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2012 A	November 30, 2011 A
PwC	$6,050,000	$5,255,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 25, 2013